UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-5364



                           American High-Income Trust
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: September 30, 2005

                    Date of reporting period: March 31, 2005





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - AMERICAN FUNDS(R)]

The right choice for the long term(R)

AMERICAN HIGH-INCOME TRUST

[cover photo - a hand resting on a computer mouse]

Semi-annual report for the six months ended March 31, 2005

AMERICAN HIGH-INCOME TRUST (SM) seeks a high level of current income and, secondarily, capital appreciation through a diversified, carefully supervised portfolio consisting primarily of lower rated, higher risk corporate bonds.

This fund is one of the 29 American Funds. The organization ranks among the nation's three largest mutual fund families. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

FIGURES SHOWN ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 3.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2005:



Class A shares                                                      1 year           5 years          10 years

Reflecting 3.75% maximum sales charge                               +2.15%           +6.48%            +7.98%


The fund's investment adviser is waiving a portion of its management fees. Results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 24 for details.

The fund's 30-day yield for Class A shares as of April 30, 2005, calculated in accordance with the Securities and Exchange Commission formula, was 6.72%, which reflects a fee waiver (6.69% without the fee waiver). The fund's distribution rate for Class A shares as of that date was 6.89%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund's past dividends paid to shareholders. Accordingly, the fund's SEC yield and distribution rate may differ.

Results for other share classes can be found on page 28. Please see the inside back cover for important information about other share classes.

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund.

High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. Investing outside the United States involves additional risks, such as currency fluctuations, political instability, differing securities regulations and periods of illiquidity, which are detailed in the fund's prospectus.

[photo - a hand resting on a computer mouse]

FELLOW SHAREHOLDERS:

After more than two years of strong returns in the high-yield bond market, American High-Income Trust continued to provide solid gains in the first half of its 2005 fiscal year, but showed signs of a slowdown toward the end of the period.

For the six months ended March 31, 2005, shareholders who reinvested monthly dividends totaling 45 cents a share earned an income return of 3.7% (7.4% annualized). The fund's total return was slightly lower at 3.1%, reflecting a decline in net asset value. That compares with a 3.3% total return for the Lipper High Current Yield Bond Funds Index, a benchmark of similar funds, and a 3.4% return for the Credit Suisse First Boston High Yield Bond Index, which attempts to mirror the high-yield debt markets. The Citigroup Broad Investment-Grade (BIG) Bond Index, which measures high-quality bond markets including Treasuries, posted a 0.5% return for the same period. The latter two indexes are unmanaged and do not include expenses.

[Begin Sidebar]
RESULTS AT A GLANCE
Class A share total returns(1) (for periods ended March 31, 2005)



                                                                      SIX MONTHS          1 YEAR         LIFETIME(2)

American High-Income Trust                                               +3.1%             +6.1%            +9.2%
Credit Suisse First Boston High Yield Bond Index                         +3.4              +7.8             +9.2
Citigroup Broad Investment-Grade (BIG)
     Bond Index                                                          +0.5              +1.2             +7.8
Lipper High Current Yield Bond Funds Index                               +3.3              +6.9             +7.3


(1) Change in value of investment with dividends and capital gain distributions reinvested. Market indexes are unmanaged.

(2)  Average annual total return since February 19, 1988.

[End Sidebar]

Shareholders who elected to take their dividends in cash had an income return of 3.7%, while the value of their holdings declined by 0.5%.

PUTTING THE SIX MONTHS IN PERSPECTIVE

For much of the period, demand for high-yield bonds remained strong, due to solid economic growth, improving corporate profits and low default rates. By late March, however, concerns about rising interest rates, increased leveraged buyout activity and weakness in the auto sector put pressure on corporate bond markets.

A closer look at American High-Income Trust's results illustrates this broader trend: During the first five months of the period, the fund enjoyed a 6.0% total return; in March, the last month of the period, the fund declined by 2.7%.

One reason for the recent weakness was the continued rise in interest rates. The Federal Reserve Board raised the federal funds rate four times during the period, from 1.75% to 2.75%. Those were followed by another quarter-percentage point increase in May, after the close of the fiscal period. Although the increases did not have much effect on long-term rates, they pushed short-term rates higher and put pressure on some bond prices. We expect the Fed to continue to raise short-term rates throughout the rest of the year.

Weakness in the auto sector also hurt the corporate bond market. In March, General Motors issued a profit warning, which led to concerns that the company's bonds would be downgraded. Those fears were realized when the company's ratings were cut to below investment grade in May. As one of the largest issuers of corporate debt, General Motors is considered a market bellwether and a dominant force in U.S. corporate bond markets. The news rattled investors, resulting in price declines in other sectors, including the high-yield market.

Also putting pressure on corporate bond markets has been the trend toward larger and more aggressive leveraged buyout deals. Leveraged buyouts pose a risk for current bondholders because they are funded by the issuance of new debt.

A FOCUS ON FUNDAMENTALS

Despite the earnings shortfalls in the auto sector and leveraged buyout activity generally, credit conditions remain favorable, default rates are still at low levels and corporate fundamentals are strong. At the same time, the current market pressures are occurring during a period of historically tight spreads, which makes investors question whether they are being sufficiently rewarded for the risk they are taking. (Spreads reflect the yield differences between U.S. Treasury securities, which carry no credit risk, and all other types of bonds.)

While we study such macroeconomic factors as interest rates, our main emphasis is on fundamental research to identify companies we believe can withstand these pressures, build their businesses and achieve the financial success that leads to upgraded credit standings. Our research-oriented investment philosophy has created solid returns for shareholders with a long-term perspective. For the past 10-year period ended March 31, 2005, American High-Income Trust earned an average annual total return of 8.4%, compared with a 6.0% return for the Lipper High Current Yield Bond Funds Index and an 8.0% return for the Credit Suisse First Boston High Yield Bond Index.

Going forward, we will keep looking for companies that offer the best combination of risk and reward. We thank you for your continued support.

Cordially,


/s/ Paul G. Haaga, Jr.              /s/ David C. Barclay

Paul G. Haaga, Jr.                  David C. Barclay
Chairman of the Board               President

May 11, 2005

For current information about the fund, visit americanfunds.com.

SUMMARY INVESTMENT PORTFOLIO, MARCH 31, 2005                           unaudited


The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund's principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.


[begin pie chart]

                                      % of Net Assets

U.S. corporate bonds & notes                   70.2%
Non-U.S. corporate bonds & notes               13.4
Non-U.S. government bonds & notes               4.4
Convertible securities                          2.9
Preferred stocks                                2.7
Common stocks & warrants                        1.1
Other                                           1.4
Cash & equivalents                              3.9


[end pie chart]


                                                                                                     Principal    Market     Percent
                                                                                                       amount      value      of net
Bonds & notes  - 89.39%                                                                                (000)       (000)      assets

Corporate bonds & notes -  83.57%

Consumer discretionary  - 25.17%
General Motors Corp. 7.20% 2011                                                                      $  9,250      $8,360
General Motors Acceptance Corp. 5.11%-7.25% 2006-2014  (1)                                             89,000      83,103      0.94%
Cinemark USA, Inc. 9.00% 2013                                                                          56,718      61,823       .64
CanWest Media Inc. 8.00% 2012 (2)                                                                      57,733      61,052       .63
Young Broadcasting Inc. 10.00% 2011                                                                    50,560      51,950       .53
Kabel Deutschland GmbH 10.625% 2014 (2)                                                                43,330      48,096       .49
Mohegan Tribal Gaming Authority 6.375% 2009                                                            43,500      43,391       .45
Telenet Group Holding NV 0%/11.50% 2014 (2)  (3)                                                       54,330      41,359       .42
Quebecor Media Inc. 11.125% 2011                                                                       35,178      39,048       .40
Ford Motor Credit Co. 7.375% 2009                                                                      38,000      38,203       .39
Blockbuster Inc. 9.00% 2012 (2)                                                                        37,625      36,684       .38
Other securities                                                                                                1,936,022     19.90
                                                                                                                2,449,091     25.17

Materials  - 12.22%
Lyondell Chemical Co. 9.50% 2008                                                                       10,000      10,750
Equistar Chemicals, LP 10.125% 2008                                                                    16,950      18,814
Equistar Chemicals, LP and Equistar Funding Corp.:
 8.75% 2009                                                                                             9,315      10,037
 10.625% 2011                                                                                          44,875      50,597
Millennium America Inc. 7.625%-9.25% 2008-2026                                                         32,825      35,164      1.29
Abitibi-Consolidated Finance LP 7.875% 2009                                                            14,500      14,536
Abitibi-Consolidated Inc. 8.55% 2010                                                                   18,045      18,406
Abitibi-Consolidated Co. of Canada 5.25%-8.375% 2006-2015 (1)                                          79,690      75,323      1.11
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                                       71,425      79,639       .82
JSG Holdings PLC 11.50% 2015 (4)                                                            (euro)     34,350      41,408       .43
AMH Holdings, Inc. 0%/11.25% 2014 (3)                                                                $ 54,450      38,115       .39
Other securities                                                                                                  796,268      8.18
                                                                                                                1,189,057     12.22

Telecommunication services  - 11.67%
Qwest Corp. 9.125% 2012 (2)                                                                             3,600       3,933
U S WEST Capital Funding, Inc. 6.875% 2028                                                              9,989       7,791
Qwest Capital Funding, Inc. 7.00%-7.90% 2006-2031                                                      65,170      62,650
Qwest Services Corp. 13.50%-14.00% 2010-2014 (2)                                                       51,610      61,326      1.40
Crown Castle International Corp.:
 7.50% 2013                                                                                            42,000      46,305
 Series B, 7.50% 2013                                                                                  33,300      36,713
 9.375%-10.75% 2011                                                                                    35,750      38,657      1.25
American Cellular Corp., Series B, 10.00% 2011                                                         57,575      53,257
Dobson Communications Corp. 8.875%-10.875% 2010-2013                                                   47,800      40,564
Dobson Cellular Systems, Inc. 7.493%-9.875% 2011-2012 (1)  (2)                                         25,375      26,034      1.23
Nextel Communications, Inc.:
 6.875% 2013                                                                                           14,500      15,189
 7.375% 2015                                                                                           74,675      79,249       .97
American Tower Corp.:
 7.125% 2012                                                                                           62,860      62,860
 7.25%-9.375% 2009-2012                                                                                30,577      31,523       .97
Triton PCS, Inc.:
 9.375% 2011                                                                                           48,010      34,207
 8.50% 2013                                                                                            38,650      35,751       .72
Nextel Partners, Inc. 8.125% 2011                                                                      45,860      48,956       .50
NTELOS Inc. 7.85% 2012 (1)                                                                             38,500      39,077       .40
Cincinnati Bell Inc. 7.25% 2013                                                                        37,425      37,425       .38
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013                 32,555      36,136       .37
Other securities                                                                                                  338,184      3.48
                                                                                                                1,135,787     11.67

Industrials  - 7.47%
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012 (2)                                      35,820      38,327       .39
Jacuzzi Brands, Inc. 9.625% 2010                                                                       31,255      34,537       .36
Other securities                                                                                                  653,407      6.72
                                                                                                                  726,271      7.47

Utilities  - 6.37%
Southern California Edison, First and Refunding Mortgage Bonds 8.00% 2007                               1,216       1,295
Edison Mission Energy:
 10.00% 2008                                                                                           26,300      29,357
 7.73% 2009                                                                                            42,500      44,519
 9.875% 2011                                                                                           37,975      44,051
Mission Energy Holding Co. 13.50% 2008                                                                 36,850      44,404
Midwest Generation, LLC, Series B, 8.56% 2016 (5)                                                      25,350      28,344
Homer City Funding LLC 8.734% 2026 (5)                                                                  9,490      11,032
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034                                           19,250      21,560      2.31
AES Corp. 8.75% 2013 (2)                                                                               43,985      48,164
AES Gener SA 7.50% 2014                                                                                28,850      28,506
AES Red Oak, LLC, Series B, 9.20% 2029 (5)                                                              7,000       7,945
AES Corp. 9.00%-9.50% 2009-2015 (2)                                                                    55,126      60,765      1.49
Dynegy Holdings Inc. 10.125% 2013 (2)                                                                  37,315      40,860       .42
Other securities                                                                                                  208,970      2.15
                                                                                                                  619,772      6.37

Consumer staples  - 5.64%
Burns Philp Capital Pty Ltd., Series B, 9.75% 2012                                                     59,022      64,629
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B, 9.50%-10.75% 2010-2011     34,575      38,216      1.06
Jean Coutu Group (PJC) Inc. 8.50% 2014                                                                 60,025      58,599       .60
Ahold Finance U.S.A., Inc. 6.25% 2009                                                                  37,070      37,904       .39
Other securities                                                                                                  349,053      3.59
                                                                                                                  548,401      5.64

Information technology  - 4.19%
Sanmina-SCI Corp. 10.375% 2010                                                                         51,750      58,219       .60
Electronic Data Systems Corp., Series B, 6.50% 2013 (1)                                                41,040      42,038       .43
Solectron Corp. 9.625% 2009                                                                            38,400      41,568       .43
Micron Technology, Inc. 6.50% 2005 (2)                                                                 40,714      40,511       .42
Other securities                                                                                                  224,913      2.31
                                                                                                                  407,249      4.19

Energy  - 4.17%
Port Arthur Finance Corp. 12.50% 2009 (5)                                                               1,574       1,834
Premcor Refining Group Inc.:
 7.75% 2012                                                                                            33,650      34,912
 6.125%-9.50%  2010-2015                                                                               95,600     101,247      1.42
General Maritime Corp. 10.00% 2013                                                                     40,700      45,482       .46
Petrozuata Finance, Inc., Series B, 8.22% 2017 (2)  (5)                                                45,190      42,705       .44
Other securities                                                                                                  179,907      1.85
                                                                                                                  406,087      4.17

Health care  - 3.88%
Quintiles Transnational Corp. 10.00% 2013                                                              47,775      53,986       .55
Tenet Healthcare Corp. 9.875% 2014                                                                     38,700      40,442       .42
Other securities                                                                                                  282,850      2.91
                                                                                                                  377,278      3.88

Financials - 2.79%                                                                                                271,852      2.79

Non-U.S. government bonds & notes - 4.41%                                                                         429,045      4.41

Other - 1.41%                                                                                                     137,383      1.41


TOTAL BONDS & NOTES (COST: $8,470,915,000)                                                                      8,697,273     89.39


                                                                                              Shares or principal  Market   Percent
                                                                                                   amount           value    of net
Convertible securities  - 2.93%                                                                                     (000)    assets

Consumer discretionary  - 1.08%
Amazon.com, Inc. 6.875% PEACS convertible subordinated notes 2010                       (euro)     42,233,000      55,700       .57
General Motors Corp., Series B, 5.25% convertible senior debentures 2032                         $ 12,500,000       9,340       .10
Other securities                                                                                                   39,760       .41
                                                                                                                  104,800      1.08

Other  - 1.85%
American Tower Corp. 5.00% convertible debentures 2010                                           $ 25,925,000      25,763       .26
AES Trust VII 6.00% convertible preferred 2008                                                        439,925      21,556       .22
Dobson Communications Corp., Series F, 6.00% convertible preferred  (2)                                57,760       4,447       .05
Other securities                                                                                                  128,247      1.32
                                                                                                                  180,013      1.85


TOTAL CONVERTIBLE SECURITIES (COST: $240,625,000)                                                                 284,813      2.93



                                                                                                       Shares      Market   Percent
                                                                                                                    value    of net
Warrants  - 0.09%                                                                                                   (000)    assets

Other  - 0.09%
American Tower Corp., warrants, expire 2008  (2)  (6)                                                  38,250       8,721       .09
Other securities                                                                                                       25       .00

TOTAL WARRANTS (COST: $1,233,000)                                                                                   8,746       .09



                                                                                                       Shares      Market   Percent
                                                                                                                    value    of net
Preferred stocks  - 2.67%                                                                                          (000)     assets

Financials  - 2.35%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred  (1)  (2)                         61,565,000      70,203
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred  (1)  (2)                   51,675,000      57,444      1.31
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred  (1)  (2)                 29,963,000      34,216       .35
Other securities                                                                                                   66,502       .69
                                                                                                                  228,365      2.35

Other  - 0.26%
Dobson Communications Corp.:
 13.00% senior exchangeable preferred 2009                                                             35,187      23,927
 12.25% senior exchangeable preferred 2008  (4)                                                         2,000       1,360       .26
Other securities                                                                                                      557       .00
                                                                                                                   25,844       .26


Miscellaneous  -  0.06%
Other preferred stocks in initial period of acquisition                                                             5,364       .06


TOTAL PREFERRED STOCKS (COST: $224,594,000)                                                                       259,573      2.67



                                                                                                       Shares      Market   Percent
                                                                                                                    value    of net
Common stocks  - 0.98%                                                                                              (000)    assets

Other  - 0.98%
Nextel Communications, Inc., Class A  (6)                                                             613,418      17,433       .18
Dobson Communications Corp., Class A  (2) (6)                                                       5,754,785      11,625       .12
Other securities                                                                                                   66,982       .68

TOTAL COMMON STOCKS (COST: $131,815,000)                                                                           96,040       .98



                                                                                                  Principal        Market   Percent
                                                                                                     amount         value    of net
Short-term securities  - 2.50%                                                                        (000)         (000)    assets
Variable Funding Capital Corp. 2.58%-2.75% due 4/4-4/22/2005 (2) (7)                                $75,000        74,944       .77
Preferred Receivables Funding Corp. 2.79% due 4/26/2005 (2)  (7)                                     36,800        36,726
Park Avenue Receivables Co., LLC 2.74% due 4/14/2005 (2)                                             31,400        31,367       .70
Gannett Co. 2.57%-2.64% due 4/19-5/6/2005 (2)  (7)                                                   62,000        61,904       .64
Other securities                                                                                                   38,354       .39

TOTAL SHORT-TERM SECURITIES (COST: $243,295,000)                                                                  243,295      2.50


TOTAL INVESTMENT SECURITIES (COST: $9,312,477,000)                                                              9,589,740     98.56
Other assets less liabilities                                                                                     139,884      1.44
NET ASSETS                                                                                                     $9,729,624   100.00%


"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.


INVESTMENTS IN AFFILIATES

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The market value of the fund's holdings in affiliated companies is included in "Other securities" under their respective industry sectors in the preceding summary investment portfolio. Further details on these holdings and related transactions during the six months ended March 31, 2005, appear below.



                                                 BEGINNING                                         ENDING
                                                 SHARES OR                                        SHARES OR     INTEREST     MARKET
COMPANY                                          PRINCIPAL       PURCHASES         SALES          PRINCIPAL      INCOME       VALUE
                                                  AMOUNT                                           AMOUNT        (000)        (000)

ZiLOG, Inc. (6)                                  1,140,500               -               -        1,140,500        $ -      $ 5,874
ZiLOG, Inc. - MOD III Inc., units (8)                1,868               -               -            1,868          -            -
Clarent Hospital Corp. (6) (8)                     576,849               -               -          576,849          -          288
AirGate PCS, Inc.                                  671,293               -         671,293                -          -            -
AirGate PCS, Inc. 9.375% 2009 (2)  (9)        $ 16,253,200             $ -     $ 2,800,000     $ 13,453,200        733            -
AirGate PCS, Inc. 9.375% 2009 (9)              $ 6,000,000             $ -     $ 1,500,000      $ 4,500,000        249            -
NTELOS Inc. (2) (6) (8) (9)                      1,983,310               -       1,584,156          399,154          -            -
NTELOS Inc. 7.85% 2012 (1) (9)                         $ -    $ 38,500,000             $ -     $ 38,500,000        287            -
                                                                                                               $ 1,269      $ 6,162


The following footnotes to the portfolio apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1)  Coupon rate may change periodically.

(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those included in "Other securities" in the summary investment portfolio, was $2,104,806,000, which represented 21.63% of the net assets of the fund.

(3)  Step bond; coupon rate will increase at a later date.

(4) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

(5) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.

(6)  Security did not produce income during the last 12 months.

(7) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

(8) Valued under fair value procedures adopted by authority of the Board of Trustees.

(9)  Unaffiliated issuer at 3/31/05.

See Notes to Financial Statements




FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                                                                       unaudited
AT MARCH 31, 2005                                                       (DOLLARS AND SHARES IN THOUSANDS, EXCEPT PER-SHARE AMOUNTS)

ASSETS:
 Investment securities at market:
  Unaffiliated issuers (cost: $9,290,024)                                         $9,583,578
  Affiliated issuers (cost: $22,453)                                                   6,162                 $9,589,740
 Cash                                                                                                            20,510
 Receivables for:
  Sales of investments                                                               110,394
  Sales of fund's shares                                                              21,473
  Open forward currency contracts                                                      1,515
  Closed forward currency contracts                                                       19
  Dividends and interest                                                             181,282                    314,683
                                                                                                              9,924,933
LIABILITIES:
 Payables for:
  Purchases of investments                                                           148,502
  Repurchases of fund's shares                                                        35,301
  Dividends on fund's shares                                                           3,776
  Open forward currency contracts                                                        136
  Closed forward currency contracts                                                       13
  Investment advisory services                                                         2,643
  Services provided by affiliates                                                      3,567
  Deferred Trustees' compensation                                                        101
  Other fees and expenses                                                              1,270                    195,309
NET ASSETS AT MARCH 31, 2005                                                                                 $9,729,624

NET ASSETS CONSIST OF:
 Capital paid in on shares of beneficial interest                                                            $9,737,660
 Undistributed net investment income                                                                             12,022
 Accumulated net realized loss                                                                                (297,680)
 Net unrealized appreciation                                                                                    277,622
Net assets at March 31, 2005                                                                                 $9,729,624




SHARES OF BENEFICIAL INTEREST ISSUED AND OUTSTANDING - UNLIMITED SHARES AUTHORIZED, 797,795 TOTAL SHARES OUTSTANDING




                                    NET ASSETS                   SHARES OUTSTANDING                NET ASSET VALUE PER SHARE

Class A                              $7,200,615                        590,425                              $ 12.20
Class B                                 785,560                         64,413                                12.20
Class C                                 813,710                         66,721                                12.20
Class F                                 576,671                         47,285                                12.20
Class 529-A                              58,253                          4,777                                12.20
Class 529-B                              13,970                          1,146                                12.20
Class 529-C                              29,138                          2,389                                12.20
Class 529-E                               3,529                            289                                12.20
Class 529-F                               2,473                            203                                12.20
Class R-1                                 5,065                            415                                12.20
Class R-2                                62,889                          5,157                                12.20
Class R-3                                68,246                          5,596                                12.20
Class R-4                                37,523                          3,077                                12.20
Class R-5                                71,982                          5,902                                12.20

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $12.68 for each.


See Notes to Financial Statements



STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2005

INVESTMENT INCOME:                                                                                                         unaudited
 Income:                                                                                                      (DOLLARS IN THOUSANDS)
  Interest (net of non-U.S. withholding
            tax of $638; also includes $1,269 from affiliates)                        $368,639
  Dividends                                                                              5,865                   $374,504

 Fees and expenses:
  Investment advisory services                                                          16,283
  Distribution services                                                                 18,058
  Transfer agent services                                                                3,314
  Administrative services                                                                1,800
  Reports to shareholders                                                                  235
  Registration statement and prospectus                                                    306
  Postage, stationery and supplies                                                         478
  Trustees' compensation                                                                    37
  Auditing and legal                                                                        52
  Custodian                                                                                138
  State and local taxes                                                                    118
  Other                                                                                     67
  Total expenses before reimbursements/waivers                                          40,886
   Reimbursement/waiver of expenses                                                        930                     39,956
 Net investment income                                                                                            334,548

NET REALIZED GAIN AND UNREALIZED DEPRECIATION
 ON INVESTMENTS AND NON-U.S. CURRENCY:
 Net realized gain (loss) on:
  Investments (including $35,419 net gain from affiliates)                             167,363
  Non-U.S. currency transactions                                                        (1,929)                   165,434
 Net unrealized (depreciation) appreciation on:
  Investments                                                                        (210,519)
  Non-U.S. currency translations                                                         1,467                  (209,052)
   Net realized gain and unrealized depreciation
    on investments and non-U.S. currency                                                                         (43,618)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                             $290,930


STATEMENT OF CHANGES IN NET ASSETS                                                                            (DOLLARS IN THOUSANDS)

                                                                                      SIX MONTHS                YEAR ENDED
                                                                                    ENDED MARCH 31,           SEPTEMBER 30,
                                                                                         2005*                     2004
OPERATIONS:
 Net investment income                                                                $334,548                   $638,825
 Net realized gain on investments and
  non-U.S. currency transactions                                                       165,434                     75,234
 Net unrealized (depreciation) appreciation
  on investments and non-U.S. currency translations                                   (209,052)                   164,287
  Net increase in net assets
   resulting from operations                                                           290,930                    878,346

DIVIDENDS PAID OR ACCRUED TO SHAREHOLDERS FROM NET INVESTMENT INCOME                  (348,074)                 (614,168)

CAPITAL SHARE TRANSACTIONS                                                             389,922                    751,870

TOTAL INCREASE IN NET ASSETS                                                           332,778                  1,016,048

NET ASSETS:
 Beginning of period                                                                 9,396,846                  8,380,798
 End of period (including undistributed
  net investment income: $12,022 and $25,548,
  respectively)                                                                     $9,729,624                 $9,396,846


*Unaudited

See Notes to Financial Statements




NOTES TO FINANCIAL STATEMENTS                                          unaudited


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American High-Income Trust (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of current income and, secondarily, capital appreciation through a diversified, carefully supervised portfolio consisting primarily of lower rated, higher risk corporate bonds.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica(R) savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:





       SHARE CLASS       INITIAL SALES CHARGE          CONTINGENT DEFERRED SALES          CONVERSION FEATURE
                                                        CHARGE UPON REDEMPTION

  Classes A and 529-A       Up to 3.75%                   None (except 1% for                    None
                                                          certain redemptions
                                                           within one year of
                                                          purchase without an
                                                         initial sales charge)

  Classes B and 529-B           None                     Declines from 5% to zero         Classes B and 529-B
                                                          for redemptions within        convert to classes A and
                                                           six years of purchase          529-A, respectively,
                                                                                           after eight years


        Class C                 None                   1% for redemptions within           Class C converts to
                                                          one year of purchase           Class F after 10 years

      Class 529-C               None                   1% for redemptions within                  None
                                                          one year of purchase

      Class 529-E               None                              None                            None

  Classes F and 529-F           None                              None                            None

Classes R-1, R-2, R-3,          None                              None                            None
      R-4 and R-5


CollegeAmerica is a registered trademark of the Virginia College Savings Plan.
(SM)

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities purchased with greater than 60 days to maturity with 60 days or less remaining to maturity is determined based on the market value on the 61st day. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's Board of Trustees. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

         SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

         NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

         FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. Realized and unrealized gains on securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on realized and unrealized gains to provide for potential non-U.S. taxes payable on these securities. As of March 31, 2005, the liability for non-U.S. taxes recorded based on realized and unrealized gains was $500,000.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; paydowns on investments and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of March 31, 2005, the cost of investment securities, excluding forward currency contracts, for federal income tax purposes was $9,320,147,000.

As of March 31, 2005, the components of distributable earnings on a tax basis were as follows (dollars in thousands):


Undistributed net investment income and currency gains                   $39,237
Accumulated short-term capital losses                                  (445,799)
Undistributed long-term capital gains                                    134,354
Gross unrealized appreciation on investment securities                   526,860
Gross unrealized depreciation on investment securities                 (257,267)
Net unrealized appreciation on investment securities                     269,593


Undistributed net investment income and currency gains above include currency losses of $874,000 that were realized during the period November 1, 2003 through September 30, 2004. Short-term capital loss deferrals above include capital loss carryforwards of $161,067,000 and $300,191,000 expiring in 2010 and 2011, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain. During the six months ended March 31, 2005, the fund realized, on a tax basis, a net capital gain of $149,813,000.



Ordinary income distributions paid or accrued to shareholders from net investment income and currency gains were as follows (dollars in thousands):



Share class               Six months ended March 31, 2005        Year ended September 30, 2004
Class A                                         $ 261,892                            $ 464,208
Class B                                            26,194                               48,283
Class C                                            26,750                               50,116
Class F                                            21,777                               36,395
Class 529-A                                         1,913                                2,700
Class 529-B                                           418                                  603
Class 529-C                                           856                                1,260
Class 529-E                                           110                                  150
Class 529-F                                            79                                  106
Class R-1                                             125                                  146
Class R-2                                           1,764                                1,818
Class R-3                                           2,343                                2,365
Class R-4                                           1,057                                1,061
Class R-5                                           2,796                                4,957
Total                                           $ 348,074                            $ 614,168


4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provided for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.14% on such assets in excess of $10 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 3.00% on the first $8,333,333 of the fund's monthly gross income and decreasing to 1.50% on such income in excess of $50,000,000. During the six months ended March 31, 2005, CRMC reduced investment advisory services fees by $814,000. As a result, the fee shown on the accompanying financial statements of $16,283,000, which was equivalent to an annualized rate of 0.330%, was reduced to $15,469,000, or 0.313% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted on the following page. In some cases, the Board of Trustees has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for distribution expenses.

         For classes A and 529-A, the Board of Trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of March 31, 2005, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.


         SHARE CLASS                CURRENTLY APPROVED LIMITS     PLAN LIMITS

         Class A                               0.30%                  0.30%
         Class 529-A                           0.30                   0.50
         Classes B and 529-B                   1.00                   1.00
         Classes C, 529-C and R-1              1.00                   1.00
         Class R-2                             0.75                   1.00
         Classes 529-E and R-3                 0.50                   0.75
         Classes F, 529-F and R-4              0.25                   0.50


         TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

         ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and
         B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the six months ended March 31, 2005, CRMC agreed to pay a portion of these fees for classes R-1, R-2 and R-3. For the six months ended March 31, 2005, the total fees paid by CRMC were $1,000, $113,000 and $2,000 for classes R-1, R-2 and R-3, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.


         Expenses under the agreements described on the previous page for the six months ended March 31, 2005, were as follows (dollars in thousands):




           SHARE CLASS    DISTRIBUTION        TRANSFER AGENT                         ADMINISTRATIVE SERVICES
                            SERVICES             SERVICES

                                                                        CRMC            TRANSFER AGENT      COMMONWEALTH OF
                                                                   ADMINISTRATIVE          SERVICES             VIRGINIA
                                                                      SERVICES                              ADMINISTRATIVE
                                                                                                                SERVICES

             Class A         $8,315               $2,947           Not applicable       Not applicable       Not applicable

             Class B          4,069                 367            Not applicable       Not applicable       Not applicable

             Class C          4,210              Included
                                                    in
                                              administrative
                                                 services                $631                  $98            Not applicable

             Class F           767               Included
                                                    in
                                              administrative
                                                 services                 460                   73            Not applicable

           Class 529-A          43               Included
                                                    in
                                              administrative
                                                 services                 40                    5                  $27

           Class 529-B          67               Included
                                                    in
                                              administrative
                                                 services                 10                    4                    7

           Class 529-C         137               Included
                                                    in
                                              administrative
                                                 services                 21                    6                   14

           Class 529-E          8                Included
                                                    in
                                              administrative
                                                 services                  2                    -*                   1

           Class 529-F          3                Included
                                                    in
                                              administrative
                                                 services                  2                    -*                   1

            Class R-1           20               Included
                                                    in
                                              administrative
                                                 services                  3                    2             Not applicable

            Class R-2          208               Included
                                                    in
                                              administrative
                                                 services                 42                   187            Not applicable

            Class R-3          174               Included
                                                    in
                                              administrative
                                                 services                 52                    48            Not applicable

            Class R-4           37               Included
                                                    in
                                              administrative
                                                 services                 22                    3             Not applicable

            Class R-5    Not applicable          Included
                                                    in
                                              administrative
                                                 services                 38                    1             Not applicable

              Total          $18,058              $3,314               $1,323                $427                 $50


         * Amount less than one thousand.

DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' compensation of $37,000, shown on the accompanying financial statements, includes $24,000 in current fees (either paid in cash or deferred) and a net increase of $13,000 in the value of the deferred amounts.

Affiliated officers and Trustees - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

5. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):




Share class                                                   Sales(1)                            Reinvestments of dividends
                                                               Amount          Shares                Amount        Shares
Six months ended March 31, 2005
Class A                                                      $ 941,753         75,335             $ 202,709        16,222
Class B                                                         53,508          4,284                17,904         1,433
Class C                                                        105,676          8,454                18,598         1,488
Class F                                                        148,873         11,912                16,164         1,293
Class 529-A                                                     12,421            993                 1,903           152
Class 529-B                                                      1,756            141                   417            34
Class 529-C                                                      5,420            433                   852            68
Class 529-E                                                        730             58                   110             9
Class 529-F                                                        588             47                    78             6
Class R-1                                                        2,063            164                   124            10
Class R-2                                                       25,563          2,046                 1,751           140
Class R-3                                                       36,409          2,912                 2,316           185
Class R-4                                                       22,243          1,771                 1,045            84
Class R-5                                                       10,081            806                 2,132           171
Total net increase
   (decrease)                                               $1,367,084        109,356             $ 266,103        21,295

Year ended September 30, 2004
Class A                                                     $1,862,662        152,602             $ 359,214        29,474
Class B                                                        167,188         13,713                33,715         2,766
Class C                                                        272,859         22,356                35,669         2,926
Class F                                                        376,997         30,929                26,986         2,214
Class 529-A                                                     20,309          1,663                 2,696           221
Class 529-B                                                      4,872            399                   601            49
Class 529-C                                                     10,770            882                 1,253           103
Class 529-E                                                      1,398            115                   149            12
Class 529-F                                                      1,069             88                   105             9
Class R-1                                                        2,961            244                   144            12
Class R-2                                                       37,305          3,059                 1,799           148
Class R-3                                                       53,552          4,384                 2,343           193
Class R-4                                                       18,450          1,510                 1,056            87
Class R-5                                                       30,926          2,547                 3,159           259
Total net increase
   (decrease)                                               $2,861,318        234,491             $ 468,889        38,473


Share class                                                         Repurchases(1)                 Net increase (decrease)
                                                                Amount           Shares             Amount         Shares
Six months ended March 31, 2005
Class A                                                     $ (821,552)      (65,779)             $ 322,910        25,778
Class B                                                        (76,374)       (6,116)                (4,962)         (399)
Class C                                                       (118,006)       (9,448)                 6,268           494
Class F                                                       (162,816)      (13,065)                 2,221           140
Class 529-A                                                     (3,088)         (246)                11,236           899
Class 529-B                                                       (409)          (33)                 1,764           142
Class 529-C                                                     (1,853)         (148)                 4,419           353
Class 529-E                                                       (147)          (12)                   693            55
Class 529-F                                                       (231)          (18)                   435            35
Class R-1                                                         (417)          (33)                 1,770           141
Class R-2                                                       (7,488)         (602)                19,826         1,584
Class R-3                                                      (28,299)       (2,254)                10,426           843
Class R-4                                                       (8,690)         (693)                14,598         1,162
Class R-5                                                      (13,895)       (1,110)                (1,682)         (133)
Total net increase
   (decrease)                                             $ (1,243,265)      (99,557)             $ 389,922        31,094

Year ended September 30, 2004
Class A                                                   $ (1,731,964)     (142,224)             $ 489,912        39,852
Class B                                                       (165,278)      (13,595)                35,625         2,884
Class C                                                       (292,482)      (24,036)                16,046         1,246
Class F                                                       (312,222)      (25,587)                91,761         7,556
Class 529-A                                                     (4,860)         (398)                18,145         1,486
Class 529-B                                                       (630)          (52)                 4,843           396
Class 529-C                                                     (3,804)         (312)                 8,219           673
Class 529-E                                                       (274)          (23)                 1,273           104
Class 529-F                                                       (168)          (14)                 1,006            83
Class R-1                                                         (901)          (74)                 2,204           182
Class R-2                                                      (10,667)         (875)                28,437         2,332
Class R-3                                                      (12,081)         (993)                43,814         3,584
Class R-4                                                       (5,080)         (418)                14,426         1,179
Class R-5                                                      (37,926)       (3,102)                (3,841)         (296)
Total net increase
   (decrease)                                             $ (2,578,337)     (211,703)             $ 751,870        61,261


(1) Includes exchanges between share classes of the fund.

6. FORWARD CURRENCY CONTRACTS

As of March 31, 2005, the fund had open forward currency contracts to sell non-U.S. currencies as follows:



NON-U.S. CURRENCY CONTRACTS                           CONTRACT AMOUNT                    U.S. VALUATIONS AT MARCH 31, 2005

                                                                                                               UNREALIZED
                                               NON-U.S.               U.S.                 AMOUNT             APPRECIATION
                                                (000)                (000)                 (000)                  (000)
Sales:
 Euros
   expiring 4/29/2005 to 2/24/2006          (euro) 77,050          $101,477               $100,098               $1,379



7. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $2,067,989,000 and $1,670,515,000, respectively, during the six months ended March 31, 2005.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended March 31, 2005, the custodian fee of $138,000, shown on the accompanying financial statements, includes $125,000 that was offset by this reduction, rather than paid in cash.


FINANCIAL HIGHLIGHTS (1)


                                                                                 Income (loss) from investment operations(2)

                                                                                                     Net
                                                         Net asset                             (losses) gains
                                                           value,                Net            on securities        Total from
                                                         beginning            investment        (both realized       investment
                                                         of period              income         and unrealized)       operations
Class A:
 Six months ended 3/31/2005 (5)                            $12.26               $.43               $(.04)               $.39
 Year ended 9/30/2004                                       11.88                .87                 .35                1.22
 Year ended 9/30/2003                                        9.62                .93                2.25                3.18
 Year ended 9/30/2002                                       11.27               1.08               (1.65)               (.57)
 Year ended 9/30/2001                                       12.93               1.20               (1.61)               (.41)
 Year ended 9/30/2000                                       13.52               1.18                (.48)                .70
Class B:
 Six months ended 3/31/2005 (5)                             12.26                .38                (.04)                .34
 Year ended 9/30/2004                                       11.88                .78                 .35                1.13
 Year ended 9/30/2003                                        9.62                .84                2.25                3.09
 Year ended 9/30/2002                                       11.27               1.00               (1.65)               (.65)
 Year ended 9/30/2001                                       12.93               1.10               (1.61)               (.51)
 Period from 3/15/2000 to 9/30/2000                         13.57                .52                (.53)               (.01)
Class C:
 Six months ended 3/31/2005 (5)                             12.26                .38                (.04)               .34
 Year ended 9/30/2004                                       11.88                .77                 .35                1.12
 Year ended 9/30/2003                                        9.62                 .83               2.25                3.08
 Year ended 9/30/2002                                       11.27                .99               (1.65)               (.66)
 Period from 3/15/2001 to 9/30/2001                         12.48                .53               (1.15)               (.62)
Class F:
 Six months ended 3/31/2005 (5)                             12.26                .43                (.04)                .39
 Year ended 9/30/2004                                       11.88                .86                 .35                1.21
 Year ended 9/30/2003                                        9.62                .92                2.25                3.17
 Year ended 9/30/2002                                       11.27               1.07               (1.65)               (.58)
 Period from 3/15/2001 to 9/30/2001                         12.48                .57               (1.15)               (.58)
Class 529-A:
 Six months ended 3/31/2005 (5)                             12.26                .43                (.04)               .39
 Year ended 9/30/2004                                       11.88                .86                 .35                1.21
 Year ended 9/30/2003                                        9.62                .92                2.25               3.17
 Period from 2/19/2002 to 9/30/2002                         11.37                .65               (1.76)             (1.11)
Class 529-B:
 Six months ended 3/31/2005 (5)                             12.26                .37                (.04)                .33
 Year ended 9/30/2004                                       11.88                .75                 .35                1.10
 Year ended 9/30/2003                                        9.62                .82                2.25                3.07
 Period from 2/25/2002 to 9/30/2002                         11.23                .59               (1.63)              (1.04)
Class 529-C:
 Six months ended 3/31/2005 (5)                             12.26                .37                (.04)                .33
 Year ended 9/30/2004                                       11.88                .75                 .35                1.10
 Year ended 9/30/2003                                        9.62                .82                2.25                3.07
 Period from 2/19/2002 to 9/30/2002                         11.37                .60               (1.76)              (1.16)
Class 529-E:
 Six months ended 3/31/2005 (5)                             12.26                .40                (.04)                .36
 Year ended 9/30/2004                                       11.88                .82                 .35                1.17
 Year ended 9/30/2003                                       9.62                 .88                2.25                3.13
 Period from 3/15/2002 to 9/30/2002                         11.57                .57               (1.96)              (1.39)
Class 529-F:
 Six months ended 3/31/2005 (5)                             12.26                .42                (.04)               .38
 Year ended 9/30/2004                                       11.88                .85                 .35                1.20
 Year ended 9/30/2003                                        9.62                .91                2.25               3.16
 Period from 9/16/2002 to 9/30/2002                          9.88                .08                (.30)              (.22)
Class R-1:
 Six months ended 3/31/2005 (5)                             12.26                .38                (.04)                .34
 Year ended 9/30/2004                                       11.88                .76                 .35                1.11
 Year ended 9/30/2003                                        9.62                .83                2.25               3.08
 Period from 7/11/2002 to 9/30/2002                         10.00                .23                (.40)              (.17)
Class R-2:
 Six months ended 3/31/2005 (5)                             12.26                .38                (.04)               .34
 Year ended 9/30/2004                                       11.88                .77                 .35                1.12
 Year ended 9/30/2003                                        9.62                .84                2.25               3.09
 Period from 6/18/2002 to 9/30/2002                         10.76                .31               (1.18)             (.87)
Class R-3:
 Six months ended 3/31/2005 (5)                             12.26                .40                (.04)                .36
 Year ended 9/30/2004                                       11.88                .82                 .35                1.17
 Year ended 9/30/2003                                        9.62                .88                2.25                3.13
 Period from 6/21/2002 to 9/30/2002                         10.60                .31               (1.01)               (.70)
Class R-4:
 Six months ended 3/31/2005 (5)                             12.26                .43                (.04)                .39
 Year ended 9/30/2004                                       11.88                .86                 .35                1.21
 Year ended 9/30/2003                                        9.62                .92                2.25                3.17
 Period from 7/19/2002 to 9/30/2002                          9.97                .22                (.38)               (.16)
Class R-5:
 Six months ended 3/31/2005 (5)                             12.26                .45                (.04)                .41
 Year ended 9/30/2004                                       11.88                .90                 .35                1.25
 Year ended 9/30/2003                                        9.62                .95                2.25                3.20
 Period from 5/15/2002 to 9/30/2002                         11.30                .42               (1.70)              (1.28)



                                                           Dividends
                                                           (from net         Net asset                             Net assets,
                                                           investment        value, end            Total         end of period
                                                            income)          of period           return (3)       (in millions)
Class A:
 Six months ended 3/31/2005 (5)                              $(.45)           $12.20                3.15%            $7,201
 Year ended 9/30/2004                                        (.84)             12.26               10.57              6,920
 Year ended 9/30/2003                                        (.92)             11.88               34.30              6,235
 Year ended 9/30/2002                                       (1.08)              9.62               (5.88)             3,327
 Year ended 9/30/2001                                       (1.25)             11.27               (3.44)             2,936
 Year ended 9/30/2000                                       (1.29)             12.93                5.29              2,788
Class B:
 Six months ended 3/31/2005 (5)                              (.40)             12.20                2.75                786
 Year ended 9/30/2004                                        (.75)             12.26                9.71                794
 Year ended 9/30/2003                                        (.83)             11.88               33.28                736
 Year ended 9/30/2002                                       (1.00)              9.62               (6.57)               294
 Year ended 9/30/2001                                       (1.15)             11.27               (4.17)               123
 Period from 3/15/2000 to 9/30/2000                          (.63)             12.93                (.05)                27
Class C:
 Six months ended 3/31/2005 (5)                              (.40)             12.20                2.71                814
 Year ended 9/30/2004                                        (.74)             12.26                9.62                812
 Year ended 9/30/2003                                        (.82)             11.88               33.17                772
 Year ended 9/30/2002                                        (.99)              9.62               (6.65)               262
 Period from 3/15/2001 to 9/30/2001                          (.59)             11.27               (5.11)                44
Class F:
 Six months ended 3/31/2005 (5)                              (.45)             12.20                3.09                577
 Year ended 9/30/2004                                        (.83)             12.26               10.44                578
 Year ended 9/30/2003                                        (.91)             11.88               34.17                470
 Year ended 9/30/2002                                       (1.07)              9.62               (5.95)               156
 Period from 3/15/2001 to 9/30/2001                          (.63)             11.27               (4.86)                32
Class 529-A:
 Six months ended 3/31/2005 (5)                              (.45)             12.20                3.09                 58
 Year ended 9/30/2004                                        (.83)             12.26               10.48                 48
 Year ended 9/30/2003                                        (.91)             11.88               34.17                 28
 Period from 2/19/2002 to 9/30/2002                          (.64)              9.62              (10.11)                 7
Class 529-B:
 Six months ended 3/31/2005 (5)                              (.39)             12.20                2.64                 14
 Year ended 9/30/2004                                        (.72)             12.26                9.47                 12
 Year ended 9/30/2003                                        (.81)             11.88               33.01                  7
 Period from 2/25/2002 to 9/30/2002                          (.57)              9.62               (9.54)                 2
Class 529-C:
 Six months ended 3/31/2005 (5)                              (.39)             12.20                2.65                 29
 Year ended 9/30/2004                                        (.72)             12.26                9.49                 25
 Year ended 9/30/2003                                        (.81)             11.88               33.03                 16
 Period from 2/19/2002 to 9/30/2002                          (.59)              9.62              (10.52)                 4
Class 529-E:
 Six months ended 3/31/2005 (5)                              (.42)             12.20                2.92                  4
 Year ended 9/30/2004                                        (.79)             12.26               10.06                  3
 Year ended 9/30/2003                                        (.87)             11.88               33.73                  2
 Period from 3/15/2002 to 9/30/2002                          (.56)              9.62              (12.29)                 -  (7)
Class 529-F:
 Six months ended 3/31/2005 (5)                              (.44)             12.20                3.04                  2
 Year ended 9/30/2004                                        (.82)             12.26               10.34                  2
 Year ended 9/30/2003                                        (.90)             11.88               34.06                  1
 Period from 9/16/2002 to 9/30/2002                          (.04)              9.62               (2.23)                 -  (7)
Class R-1:
 Six months ended 3/31/2005 (5)                              (.40)             12.20                2.70                  5
 Year ended 9/30/2004                                        (.73)             12.26                9.59                  3
 Year ended 9/30/2003                                        (.82)             11.88               33.16                  1
 Period from 7/11/2002 to 9/30/2002                          (.21)              9.62               (1.70)                 -  (7)
Class R-2:
 Six months ended 3/31/2005 (5)                              (.40)             12.20                2.71                 63
 Year ended 9/30/2004                                        (.74)             12.26                9.63                 44
 Year ended 9/30/2003                                        (.83)             11.88               33.21                 15
 Period from 6/18/2002 to 9/30/2002                          (.27)              9.62               (8.05)                 -  (7)
Class R-3:
 Six months ended 3/31/2005 (5)                              (.42)             12.20                2.91                 68
 Year ended 9/30/2004                                        (.79)             12.26               10.05                 58
 Year ended 9/30/2003                                        (.87)             11.88               33.71                 14
 Period from 6/21/2002 to 9/30/2002                          (.28)              9.62               (6.63)                 1
Class R-4:
 Six months ended 3/31/2005 (5)                              (.45)             12.20                3.10                 37
 Year ended 9/30/2004                                        (.83)             12.26               10.45                 24
 Year ended 9/30/2003                                        (.91)             11.88               34.17                  9
 Period from 7/19/2002 to 9/30/2002                          (.19)              9.62               (1.58)                 -  (7)
Class R-5:
 Six months ended 3/31/2005 (5)                              (.47)             12.20                3.26                 72
 Year ended 9/30/2004                                        (.87)             12.26               10.80                 74
 Year ended 9/30/2003                                        (.94)             11.88               34.61                 75
 Period from 5/15/2002 to 9/30/2002                          (.40)              9.62              (11.41)                42





                                                       Ratio of expenses             Ratio of expenses
                                                        to average net                to average net              Ratio of
                                                         assets before                 assets after              net income
                                                        reimbursements/               reimbursements/            to average
                                                            waivers                       waivers(4)             net assets
Class A:
 Six months ended 3/31/2005 (5)                               .67% (6)                     .65%  (6)                6.92% (6)
 Year ended 9/30/2004                                         .67                          .67                      7.19
 Year ended 9/30/2003                                         .75                          .75                      8.49
 Year ended 9/30/2002                                         .88                          .88                      9.99
 Year ended 9/30/2001                                         .83                          .83                      9.75
 Year ended 9/30/2000                                         .82                          .82                      8.87
Class B:
 Six months ended 3/31/2005 (5)                              1.45 (6)                     1.43  (6)                 6.15  (6)
 Year ended 9/30/2004                                        1.46                         1.46                      6.40
 Year ended 9/30/2003                                        1.51                         1.51                      7.63
 Year ended 9/30/2002                                        1.59                         1.59                      9.28
 Year ended 9/30/2001                                        1.57                         1.57                      8.75
 Period from 3/15/2000 to 9/30/2000                          1.52 (6)                     1.52  (6)                 8.18  (6)
Class C:
 Six months ended 3/31/2005 (5)                              1.53 (6)                     1.52  (6)                 6.06  (6)
 Year ended 9/30/2004                                        1.54                         1.54                      6.31
 Year ended 9/30/2003                                        1.60                         1.60                      7.49
 Year ended 9/30/2002                                        1.67                         1.67                      9.21
 Period from 3/15/2001 to 9/30/2001                          1.70 (6)                     1.70  (6)                 8.54  (6)
Class F:
 Six months ended 3/31/2005 (5)                               .78 (6)                      .76  (6)                 6.81  (6)
 Year ended 9/30/2004                                         .79                          .78                      7.05
 Year ended 9/30/2003                                         .84                          .84                      8.26
 Year ended 9/30/2002                                         .93                          .93                      9.95
 Period from 3/15/2001 to 9/30/2001                           .93 (6)                      .93  (6)                 9.32  (6)
Class 529-A:
 Six months ended 3/31/2005 (5)                               .77 (6)                      .75  (6)                 6.82  (6)
 Year ended 9/30/2004                                         .76                          .76                      7.12
 Year ended 9/30/2003                                         .77                          .77                      8.36
 Period from 2/19/2002 to 9/30/2002                          1.07 (6)                     1.07  (6)                10.40  (6)
Class 529-B:
 Six months ended 3/31/2005 (5)                              1.66 (6)                     1.65  (6)                 5.94  (6)
 Year ended 9/30/2004                                        1.67                         1.67                      6.20
 Year ended 9/30/2003                                        1.73                         1.73                      7.36
 Period from 2/25/2002 to 9/30/2002                          1.82 (6)                     1.82  (6)                 9.67  (6)
Class 529-C:
 Six months ended 3/31/2005 (5)                              1.65 (6)                     1.64  (6)                 5.95  (6)
 Year ended 9/30/2004                                        1.66                         1.66                      6.21
 Year ended 9/30/2003                                        1.71                         1.71                      7.43
 Period from 2/19/2002 to 9/30/2002                          1.80 (6)                     1.80  (6)                 9.65  (6)
Class 529-E:
 Six months ended 3/31/2005 (5)                              1.13 (6)                     1.11  (6)                 6.48  (6)
 Year ended 9/30/2004                                        1.13                         1.13                      6.75
 Year ended 9/30/2003                                        1.18                         1.18                      7.94
 Period from 3/15/2002 to 9/30/2002                          1.27 (6)                     1.27  (6)                10.45  (6)
Class 529-F:
 Six months ended 3/31/2005 (5)                               .88 (6)                      .86  (6)                 6.73  (6)
 Year ended 9/30/2004                                         .88                          .88                      6.99
 Year ended 9/30/2003                                         .92                          .92                      7.96
 Period from 9/16/2002 to 9/30/2002                           .05                          .05                       .77
Class R-1:
 Six months ended 3/31/2005 (5)                              1.62 (6)                     1.54  (6)                 6.06  (6)
 Year ended 9/30/2004                                        1.68                         1.56                      6.32
 Year ended 9/30/2003                                        2.01                         1.60                      7.20
 Period from 7/11/2002 to 9/30/2002                          2.07                          .38                      2.32
Class R-2:
 Six months ended 3/31/2005 (5)                              1.93 (6)                     1.50  (6)                 6.09  (6)
 Year ended 9/30/2004                                        2.10                         1.53                      6.36
 Year ended 9/30/2003                                        2.31                         1.57                      7.34
 Period from 6/18/2002 to 9/30/2002                           .85                          .48                      3.17
Class R-3:
 Six months ended 3/31/2005 (5)                              1.14 (6)                     1.12  (6)                 6.46  (6)
 Year ended 9/30/2004                                        1.15                         1.14                      6.76
 Year ended 9/30/2003                                        1.28                         1.18                      7.74
 Period from 6/21/2002 to 9/30/2002                           .51                          .36                      3.21
Class R-4:
 Six months ended 3/31/2005 (5)                               .77 (6)                      .76  (6)                 6.85  (6)
 Year ended 9/30/2004                                         .79                          .78                      7.11
 Year ended 9/30/2003                                         .86                          .83                      8.13
 Period from 7/19/2002 to 9/30/2002                          9.55                          .14                      2.25
Class R-5:
 Six months ended 3/31/2005 (5)                               .46 (6)                      .44  (6)                 7.14  (6)
 Year ended 9/30/2004                                         .47                          .47                      7.39
 Year ended 9/30/2003                                         .52                          .52                      8.77
 Period from 5/15/2002 to 9/30/2002                           .23                          .23                      4.25





                                                         SIX MONTHS ENDED
                                                            MARCH 31,                         YEAR ENDED SEPTEMBER 30
                                                             2005(5)          2004        2003        2002        2001        2000

Portfolio turnover rate for all classes of shares              18%            39%         41%         34%          44%         46%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

(2)  Based on average shares outstanding.

(3) Total returns exclude all sales charges, including contingent deferred sales charges.

(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.

(5)  Unaudited.

(6)  Annualized.

(7)  Amount less than $1 million.


See Notes to Financial Statements




OTHER SHARE CLASS RESULTS   Class B, Class C, Class F and Class 529                                                       unaudited

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown.
Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

AVERAGE ANNUAL TOTAL RETURNS FOR
PERIODS ENDED MARCH 31, 2005:                                                 1 year           5 years        Life of class

CLASS B SHARES
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within
     six years of purchase                                                    +0.37%           +6.20%            +5.91%(1)
Not reflecting CDSC                                                           +5.31%           +6.48%            +6.05%(1)

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only
     if shares are sold within one year of purchase                           +4.23%                --            +7.27%(2)
Not reflecting CDSC                                                           +5.22%                --            +7.27%(2)

CLASS F SHARES(3)
Not reflecting annual asset-based fee charged
     by sponsoring firm                                                       +6.02%                --            +8.04%(2)

CLASS 529-A SHARES
Reflecting 3.75% maximum sales charge                                         +2.05%                --            +9.40%(4)
Not reflecting maximum sales charge                                           +6.02%                --           +10.74%(4)

class 529-b shares
Reflecting applicable CDSC, maximum of 5%,
     payable only if shares are sold within six
     years of purchase                                                        +0.14%                --            +9.44%(5)
Not reflecting CDSC                                                           +5.09%                --           +10.24%(5)

CLASS 529-C SHARES
Reflecting CDSC, maximum of 1%, payable only
     if shares are sold within one year of purchase                           +4.11%                --            +9.81%(4)
Not reflecting CDSC                                                           +5.09%                --            +9.81%(4)

CLASS 529-E SHARES(3)                                                         +5.65%                --            +9.78%(6)

CLASS 529-F SHARES(3)
Not reflecting annual asset-based fee charged
     by sponsoring firm                                                       +5.91%                --           +17.03%(7)


The fund's investment adviser is waiving a portion of its management fees. Results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 24 for details.

(1)  From March 15, 2000, when Class B shares were first sold.

(2)  From March 15, 2001, when Class C and Class F shares were first sold.

(3) These shares are sold without any initial or contingent deferred sales charge.

(4) From February 19, 2002, when Class 529-A and Class 529-C shares were first sold.

(5)  From February 25, 2002, when Class 529-B shares were first sold.

(6)  From March 15, 2002, when Class 529-E shares were first sold.

(7)  From September 16, 2002, when Class 529-F shares were first sold.


EXPENSE EXAMPLE (unaudited)
As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 through March 31, 2005).

ACTUAL EXPENSES:
The first line of each share class in the table on page 31 provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:
The second line of each share class in the table on page 31 provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain shareholders, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated on the previous page. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



                                                BEGINNING       ENDING      EXPENSES      ANNUALIZED
                                                 ACCOUNT       ACCOUNT     AID DURING    EXPENSE RATIO
                                                  VALUE         VALUE      PERIOD(1)
                                                10/1/2004     3/31/2005


Class A -- actual return                      $1,000.00       $1,031.48      $3.29            .65%

Class A -- assumed 5% return                   1,000.00        1,021.69       3.28            .65


Class B -- actual return                       1,000.00        1,027.50       7.23           1.43

Class B -- assumed 5% return                   1,000.00        1,017.80       7.19           1.43


Class C -- actual return                       1,000.00        1,027.07       7.68           1.52

Class C -- assumed 5% return                   1,000.00        1,017.35       7.64           1.52


Class F -- actual return                       1,000.00        1,030.92       3.85            .76

Class F -- assumed 5% return                   1,000.00        1,021.14       3.83            .76


Class 529-A -- actual return                   1,000.00        1,030.94       3.80            .75

Class 529-A -- assumed 5% return               1,000.00        1,021.19       3.78            .75


Class 529-B -- actual return                   1,000.00        1,026.43       8.34           1.65

Class 529-B -- assumed 5% return               1,000.00        1,016.70       8.30           1.65


Class 529-C -- actual return                   1,000.00        1,026.48       8.29           1.64

Class 529-C -- assumed 5% return               1,000.00        1,016.75       8.25           1.64


Class 529-E -- actual return                   1,000.00        1,029.18       5.62           1.11

Class 529-E -- assumed 5% return               1,000.00        1,019.40       5.59           1.11


Class 529-F -- actual return                   1,000.00        1,030.43       4.35            .86

Class 529-F -- assumed 5% return               1,000.00        1,020.64       4.33            .86


Class R-1 -- actual return                     1,000.00        1,026.96       7.78           1.54

Class R-1 -- assumed 5% return                 1,000.00        1,017.25       7.75           1.54


Class R-2 -- actual return                     1,000.00        1,027.15       7.58           1.50

Class R-2 -- assumed 5% return                 1,000.00        1,017.45       7.54           1.50


Class R-3 -- actual return                     1,000.00        1,029.12       5.67           1.12

Class R-3 -- assumed 5% return                 1,000.00        1,019.35       5.64           1.12


Class R-4 -- actual return                     1,000.00        1,030.97       3.85            .76

Class R-4 -- assumed 5% return                 1,000.00        1,021.14       3.83            .76


Class R-5 -- actual return                     1,000.00        1,032.58       2.23            .44

Class R-5 -- assumed 5% return                 1,000.00        1,022.74       2.22            .44




(1) Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 365 (to reflect the one-half year period).


OFFICES OF THE FUND
AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065 Santa Ana, CA 92799-5065

P.O. Box 659522 San Antonio, TX 78265-9522

P.O. Box 6007 Indianapolis, IN 46206-6007

P.O. Box 2280 Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in American High-Income Trust. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.78 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.87 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by
0.11 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE AMERICAN FUNDS AND COLLEGEAMERICA. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE FUND'S PROSPECTUS AND THE COLLEGEAMERICA PROGRAM DESCRIPTION, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY (AFS) AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

"AMERICAN FUNDS PROXY VOTING GUIDELINES" -- WHICH DESCRIBES HOW WE VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- IS AVAILABLE FREE OF CHARGE ON THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) WEBSITE AT WWW.SEC.GOV, ON THE AMERICAN FUNDS WEBSITE OR UPON REQUEST BY CALLING AFS. THE FUND'S PROXY VOTING RECORD FOR THE 12 MONTHS ENDED JUNE 30, 2004, IS ALSO AVAILABLE ON THE SEC AND AMERICAN FUNDS WEBSITES.

A complete March 31, 2005, portfolio of American High-Income Trust's investments is available free of charge on the SEC website or upon request by calling AFS.

American High-Income Trust files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This form is available free of charge on the SEC website or upon request by calling AFS. You may also review or, for a fee, copy the form at the SEC's Public Reference Room in Washington, D.C. (800/SEC-0330).

This report is for the information of shareholders of American High-Income Trust, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2005, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - AMERICAN FUNDS(R)]

The right choice for the long term(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 30 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. More than half of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  GROWTH FUNDS
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World Fund (SM)
   SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   American Mutual Fund(R)
   Capital World Growth and Income Fund (SM)
   Fundamental Investors (SM)
   The Investment Company of America(R)
   Washington Mutual Investors Fund (SM)

o  EQUITY-INCOME FUNDS
   Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
   American Balanced Fund(R)

o  BOND FUNDS
>  American High-Income Trust (SM)
   The Bond Fund of America (SM)
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities Fund (SM)

o  TAX-EXEMPT BOND FUNDS
   American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of America (SM)
   The Tax-Exempt Bond Fund of America(R)

   STATE-SPECIFIC TAX-EXEMPT FUNDS
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of America (SM)
   The U.S. Treasury Money Fund of America (SM)

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGESR-921-0505P

Litho in USA RCG/AL/8076-S1928

Printed on recycled paper




ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Schedule of Investments

[logo - AMERICAN FUNDS (R)]

AMERICAN HIGH-INCOME TRUST
INVESTMENT PORTFOLIO



March 31, 2005                                                                                                             unaudited

                                                                                                   Principal amount     Market value
Bonds & notes -- 89.39%                                                                                       (000)            (000)

CORPORATE BONDS & NOTES -- 83.57%
CONSUMER DISCRETIONARY -- 25.17%
General Motors Acceptance Corp. 6.125% 2006                                                                $  5,000         $  4,979
General Motors Acceptance Corp. 6.125% 2007                                                                  20,500           20,001
General Motors Acceptance Corp. 6.15% 2007                                                                   10,000            9,814
General Motors Acceptance Corp. 6.875% 2011                                                                  12,000           10,872
General Motors Corp. 7.20% 2011                                                                               9,250            8,360
General Motors Acceptance Corp. 7.25% 2011                                                                   16,000           14,872
General Motors Acceptance Corp. 6.875% 2012                                                                  19,500           17,399
General Motors Acceptance Corp. 5.11% 2014(1)                                                                 6,000            5,166
Ford Motor Credit Co. 6.875% 2006                                                                             6,000            6,083
Ford Motor Credit Co. 6.50% 2007                                                                              3,000            3,032
Ford Motor Credit Co. 7.375% 2009                                                                            38,000           38,203
Ford Motor Credit Co. 7.25% 2011                                                                             16,000           15,809
Ford Motor Credit Co. 7.375% 2011                                                                            24,000           23,873
Cinemark USA, Inc. 9.00% 2013                                                                                56,718           61,823
Cinemark, Inc. 0%/9.75% 2014(2)                                                                              33,050           23,631
CanWest Media Inc., Series B, 10.625% 2011                                                                   16,100           17,629
CanWest Media Inc. 8.00% 2012(3)                                                                             57,733           61,052
CanWest Media Inc., Series B, 7.625% 2013                                                                     3,625            3,842
CCH II, LLC and CCH II Capital Corp. 10.25% 2010                                                             30,125           30,878
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/13.50% 2011(2)      5,525            4,448
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/11.75% 2011(2)      6,000            4,170
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/12.125% 2012(2)     2,850            1,795
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012(3)       17,175           17,175
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013                                                  21,825           21,934
Young Broadcasting Inc. 8.50% 2008                                                                           12,350           12,998
Young Broadcasting Inc. 10.00% 2011                                                                          50,560           51,950
Young Broadcasting Inc. 8.75% 2014                                                                            1,575            1,500
Technical Olympic USA, Inc. 9.00% 2010                                                                       24,861           25,980
Technical Olympic USA, Inc. 9.00% 2010                                                                        5,930            6,167
Technical Olympic USA, Inc. 7.50% 2011                                                                       10,000            9,650
Technical Olympic USA, Inc. 10.375% 2012                                                                     22,180           24,398
Royal Caribbean Cruises Ltd. 7.00% 2007                                                                      18,168           19,054
Royal Caribbean Cruises Ltd. 6.75% 2008                                                                       6,840            7,139
Royal Caribbean Cruises Ltd. 8.00% 2010                                                                      12,850           14,183
Royal Caribbean Cruises Ltd. 8.75% 2011                                                                      15,350           17,518
Royal Caribbean Cruises Ltd. 6.875% 2013                                                                      7,500            7,856
Telenet Communications NV 9.00% 2013                                                                   (euro)16,575           24,116
Telenet Group Holding NV 0%/11.50% 2014(2,3)                                                                $54,330           41,359
Six Flags, Inc. 8.875% 2010                                                                                  34,625           32,721
Six Flags, Inc. 9.75% 2013                                                                                   16,125           15,117
Six Flags, Inc. 9.625% 2014                                                                                  16,625           15,420
Mohegan Tribal Gaming Authority 6.375% 2009                                                                  43,500           43,391
Mohegan Tribal Gaming Authority 8.00% 2012                                                                    7,775            8,280
Mohegan Tribal Gaming Authority 7.125% 2014                                                                   4,850            4,886
AMC Entertainment Inc. 9.50% 2011                                                                             7,307            7,526
AMC Entertainment Inc. 8.625% 2012(3)                                                                        11,250           12,037
AMC Entertainment Inc. 9.875% 2012                                                                           18,150           19,239
AMC Entertainment Inc. 8.00% 2014                                                                            16,340           15,686
Tenneco Automotive Inc., Series B, 10.25% 2013                                                               19,725           22,092
Tenneco Automotive Inc. 8.625% 2014(3)                                                                       30,500           29,814
William Lyon Homes, Inc. 7.625% 2012                                                                          9,250            8,695
William Lyon Homes, Inc. 10.75% 2013                                                                         20,395           22,536
William Lyon Homes, Inc. 7.50% 2014                                                                          19,935           18,340
J.C. Penney Co., Inc. 8.00% 2010                                                                             25,995           26,125
J.C. Penney Co., Inc. 9.00% 2012                                                                              3,005            3,140
J.C. Penney Co., Inc. 6.875% 2015                                                                             7,920            7,247
J.C. Penney Co., Inc. 7.95% 2017                                                                              7,200            6,876
J.C. Penney Co., Inc. 8.125% 2027                                                                             6,100            5,947
Kabel Deutschland GmbH 10.625% 2014(3)                                                                       43,330           48,096
Delphi Automotive Systems Corp. 6.50% 2009                                                                   32,500           29,262
Delphi Corp. 6.50% 2013                                                                                      17,190           14,149
Delphi Automotive Systems Corp. 7.125% 2029                                                                   3,000            2,390
Delphi Trust II, trust preferred securities, 6.197% 2033(1)                                                   4,500            2,280
Grupo Posadas, SA de CV 8.75% 2011(3)                                                                        22,050           23,593
Grupo Posadas, SA de CV 8.75% 2011(3)                                                                        21,795           23,321
D.R. Horton, Inc. 5.00% 2009                                                                                  4,000            3,916
D.R. Horton, Inc. 8.00% 2009                                                                                 18,270           19,734
D.R. Horton, Inc. 9.75% 2010                                                                                  3,000            3,497
D.R. Horton, Inc. 7.875% 2011                                                                                 2,030            2,228
Schuler Homes, Inc. 10.50% 2011                                                                               4,280            4,755
D.R. Horton, Inc. 6.875% 2013                                                                                 4,075            4,248
D.R. Horton, Inc. 5.625% 2014                                                                                 8,000            7,635
Quebecor Media Inc. 0%/13.75% 2011(2)                                                                         1,520            1,497
Quebecor Media Inc. 11.125% 2011                                                                             35,178           39,048
Sun Media Corp. 7.625% 2013                                                                                   4,250            4,537
Boyd Gaming Corp. 9.25% 2009                                                                                  6,595            7,015
Boyd Gaming Corp. 7.75% 2012                                                                                 27,150           28,575
Boyd Gaming Corp. 8.75% 2012                                                                                  4,500            4,894
Boyd Gaming Corp. 6.75% 2014                                                                                  3,000            2,977
K. Hovnanian Enterprises, Inc. 10.50% 2007                                                                   12,480           14,040
K. Hovnanian Enterprises, Inc. 6.00% 2010(3)                                                                  4,500            4,419
K. Hovnanian Enterprises, Inc. 8.875% 2012                                                                   13,475           14,486
K. Hovnanian Enterprises, Inc. 7.75% 2013                                                                     5,000            5,137
K. Hovnanian Enterprises, Inc. 6.375% 2014                                                                    3,000            2,910
Blockbuster Inc. 9.00% 2012(3)                                                                               37,625           36,684
Toys "R" Us, Inc. 7.625% 2011                                                                                   480              454
Toys "R" Us, Inc. 7.875% 2013                                                                                34,095           30,600
Toys "R" Us, Inc. 7.375% 2018                                                                                 5,300            4,452
Mirage Resorts, Inc. 6.75% 2007                                                                               5,700            5,828
Mirage Resorts, Inc. 6.75% 2008                                                                               4,800            4,926
MGM MIRAGE 6.00% 2009                                                                                        18,500           18,338
MGM MIRAGE 8.50% 2010                                                                                         3,100            3,410
MGM MIRAGE 6.75% 2012                                                                                         1,700            1,721
NTL Cable PLC 8.75% 2014(1,3)                                                                                19,500           21,109
NTL Cable PLC 8.75% 2014                                                                                (euro)4,500            6,241
NTL Cable PLC 9.75% 2014(3)                                                                            (pound)3,000            5,847
WCI Communities, Inc. 10.625% 2011                                                                          $21,925           23,871
WCI Communities, Inc. 9.125% 2012                                                                             8,450            9,084
Saks Inc. 7.50% 2010                                                                                          9,975            9,726
Saks Inc. 9.875% 2011                                                                                        11,992           13,011
Saks Inc. 7.375% 2019                                                                                        11,075            9,967
ITT Corp. 6.75% 2005                                                                                         10,500           10,631
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007                                                         3,875            4,020
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012                                                        15,325           16,819
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013                                             28,900           31,429
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012                               28,180           30,364
Gaylord Entertainment Co. 8.00% 2013                                                                         16,315           16,968
Gaylord Entertainment Co. 6.75% 2014(3)                                                                      13,600           12,954
Carmike Cinemas, Inc. 7.50% 2014                                                                             30,025           29,612
Visteon Corp. 8.25% 2010                                                                                     27,250           26,024
Visteon Corp. 7.00% 2014                                                                                      2,615            2,236
Dillard's, Inc. 6.69% 2007                                                                                    8,000            8,300
Dillard's, Inc. 6.30% 2008                                                                                    2,950            2,943
Dillard's, Inc. 6.625% 2008                                                                                   5,115            5,128
Dillard Department Stores, Inc. 7.85% 2012                                                                    5,650            5,763
Dillard's, Inc. 6.625% 2018                                                                                   3,000            2,685
Dillard's, Inc. 7.00% 2028                                                                                    3,000            2,640
Liberty Media Corp. 7.75% 2009                                                                                4,750            5,124
Liberty Media Corp. 7.875% 2009                                                                               5,500            5,958
Liberty Media Corp. 8.25% 2030                                                                               15,200           15,454
Dex Media East LLC, Dex Media East Finance Co., Series B, 9.875% 2009                                         5,000            5,525
Dex Media West LLC and Dex Media West Finance Co., Series B, 5.875% 2011                                     11,500           11,097
Dex Media, Inc., Series B, 0%/9.00% 2013(2)                                                                   9,000            6,885
Dex Media, Inc., Series B, 8.00% 2013                                                                         2,125            2,210
Warnaco, Inc. 8.875% 2013                                                                                    22,375           24,109
Payless ShoeSource, Inc. 8.25% 2013                                                                          23,400           24,102
Argosy Gaming Co. 7.00% 2014                                                                                 22,030           23,930
Gray Communications Systems, Inc. 9.25% 2011                                                                 20,800           22,568
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014(3)                                          23,600           22,538
Stoneridge, Inc. 11.50% 2012                                                                                 18,690           20,793
AOL Time Warner Inc. 6.15% 2007                                                                              20,000           20,654
Lenfest Communications, Inc. 7.625% 2008                                                                      6,750            7,218
Comcast Corp. 10.625% 2012                                                                                    2,245            2,871
TCI Communications, Inc. 8.75% 2015                                                                           7,500            9,396
Century Communications Corp. 0% 2003(4)                                                                       4,565            4,177
Adelphia Communications Corp. 10.25% 2006(5)                                                                  9,955            8,711
Adelphia Communications Corp. 10.25% 2011(5)                                                                  6,850            6,353
Buffets, Inc. 11.25% 2010                                                                                    17,900           18,974
Harrah's Operating Co., Inc. 7.875% 2005                                                                     10,875           11,120
Harrah's Operating Co., Inc. 7.125% 2007                                                                      3,850            4,047
Harrah's Operating Co., Inc. 8.00% 2011                                                                       3,189            3,623
PETCO Animal Supplies, Inc. 10.75% 2011                                                                      14,685           16,521
NextMedia Operating, Inc. 10.75% 2011                                                                        15,000           16,444
Aztar Corp. 7.875% 2014                                                                                      14,750           15,746
RH Donnelley Inc. 8.875% 2010(3)                                                                             10,605           11,612
RH Donnelley Inc. 10.875% 2012(3)                                                                             3,000            3,472
MDC Holdings, Inc. 7.00% 2012                                                                                10,000           10,881
MDC Holdings, Inc. 5.50% 2013                                                                                 4,000            3,955
Regal Cinemas Corp., Series B, 9.375% 2012(6)                                                                13,300           14,487
Hilton Hotels Corp. 7.625% 2008                                                                               4,700            5,081
Hilton Hotels Corp. 7.20% 2009                                                                                5,885            6,419
Hilton Hotels Corp. 8.25% 2011                                                                                  115              133
Hilton Hotels Corp. 7.625% 2012                                                                               2,050            2,344
EchoStar DBS Corp. 9.125% 2009                                                                               12,749           13,673
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014(3)                          14,075           13,582
Dana Corp. 5.85% 2015(3)                                                                                     15,150           13,421
LBI Media, Inc. 10.125% 2012                                                                                 12,140           13,415
Cablevision Systems Corp. 8.00% 2012(3)                                                                      12,770           13,185
Sealy Mattress Co. 8.25% 2014                                                                                12,000           12,570
Radio One, Inc., Series B, 8.875% 2011                                                                       11,100           11,932
Bombardier Recreational Products Inc. 8.375% 2013                                                            11,100           11,821
Ryland Group, Inc. 5.375% 2008                                                                               11,000           11,140
La Quinta Properties, Inc. 8.875% 2011                                                                        2,000            2,170
La Quinta Properties, Inc. 7.00% 2012                                                                         8,500            8,649
Cooper Standard Automotive Group 7.00% 2012(3)                                                                2,050            1,917
Cooper Standard Automotive Group 8.375% 2014(3)                                                              10,565            8,637
Reader's Digest Association, Inc. 6.50% 2011                                                                 10,500           10,526
Perkins Family Restaurants, LP, Perkins Finance Corp., Series B, 10.125% 2007                                10,250           10,468
Beazer Homes USA, Inc. 8.375% 2012                                                                            9,250            9,851
Lighthouse International Co. SA 8.00% 2014                                                              (euro)7,300            9,592
Standard Pacific Corp. 5.125% 2009                                                                           $6,750            6,463
Standard Pacific Corp. 6.25% 2014                                                                             3,000            2,865
Jostens IH Corp. 7.625% 2012                                                                                  9,325            9,278
Fisher Communications, Inc. 8.625% 2014                                                                       8,315            8,939
British Sky Broadcasting Group PLC 8.20% 2009                                                                 7,500            8,465
Boyds Collection, Ltd., Series B, 9.00% 2008                                                                  8,122            7,757
American Media Operations, Inc., Series B, 10.25% 2009                                                          510              528
American Media Operations, Inc. 8.875% 2011                                                                   6,790            7,028
TRW Automotive Acquisition Corp. 9.375% 2013                                                                  6,697            7,233
Entercom Radio, LLC 7.625% 2014                                                                               6,500            6,792
Videotron Ltee 6.875% 2014                                                                                    6,500            6,565
Entravision Communications Corp. 8.125% 2009                                                                  6,000            6,285
Warner Music Group 7.375% 2014                                                                                5,750            5,951
Toll Corp. 8.25% 2011                                                                                         5,500            5,926
Mandalay Resort Group, Series B, 10.25% 2007                                                                  5,000            5,462
Globo Comunicacoes e Participacoes Ltda., Series B, 10.50% 2006(3,5)                                          2,600            2,613
Globo Comunicacoes e Participacoes SA 10.625% 2008(3,5)                                                       2,485            2,497
Clear Channel Communications, Inc. 5.50% 2014                                                                 4,940            4,726
Riddell Bell Holdings, Inc. 8.375% 2012(3)                                                                    3,450            3,553
Mediacom LLC and Mediacom Capital Corp. 9.50% 2013                                                            3,525            3,534
RBS-Zero Editora Jornalistica SA 11.00% 2010(3)                                                               3,410            3,461
News America Inc. 6.75% 2038                                                                                  2,990            3,298
Lennar Corp., Series B, 9.95% 2010                                                                            2,500            2,624
Seneca Gaming Corp. 7.25% 2012                                                                                2,440            2,440
Ameristar Casinos, Inc. 10.75% 2009                                                                           2,000            2,195
Meritor Automotive, Inc. 6.80% 2009                                                                           2,200            2,189
Loews Cineplex Entertainment Corp. 9.00% 2014(3)                                                                975              975
Key Plastics Holdings, Inc., Series B, 10.25% 2007(5,6)                                                       9,650              121
                                                                                                                           2,449,091

MATERIALS -- 12.22%
Millennium America Inc. 9.25% 2008                                                                           30,825           33,214
Lyondell Chemical Co. 9.50% 2008                                                                             10,000           10,750
Equistar Chemicals, LP 10.125% 2008                                                                          16,950           18,814
Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009                                                  9,315           10,037
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011                                               44,875           50,597
Millennium America Inc. 7.625% 2026                                                                           2,000            1,950
Abitibi-Consolidated Co. of Canada 6.95% 2006                                                                 1,000            1,010
Abitibi-Consolidated Co. of Canada 5.25% 2008                                                                 6,250            5,875
Abitibi-Consolidated Finance LP 7.875% 2009                                                                  14,500           14,536
Abitibi-Consolidated Inc. 8.55% 2010                                                                         18,045           18,406
Abitibi-Consolidated Co. of Canada 6.51% 2011(1)                                                             25,000           25,187
Abitibi-Consolidated Co. of Canada 6.00% 2013                                                                26,565           22,846
Abitibi-Consolidated Co. of Canada 8.375% 2015                                                               20,875           20,405
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                                             71,425           79,639
Georgia-Pacific Corp. 7.50% 2006                                                                             11,625           11,916
Georgia-Pacific Corp. 7.375% 2008                                                                            25,200           26,523
Georgia-Pacific Corp. 8.875% 2010                                                                             9,925           11,128
Georgia-Pacific Corp. 8.125% 2011                                                                             8,475            9,386
Georgia-Pacific Corp. 9.50% 2011                                                                              2,525            2,992
Georgia-Pacific Corp. 7.70% 2015                                                                                600              661
Georgia-Pacific Corp. 8.875% 2031                                                                             7,000            8,470
Stone Container Corp. 9.25% 2008                                                                              6,425            6,875
Stone Container Corp. 9.75% 2011                                                                             10,175           10,938
Jefferson Smurfit Corp. (U.S.) 8.25% 2012                                                                    27,745           28,647
Stone Container Corp. 8.375% 2012                                                                             3,450            3,579
Jefferson Smurfit Corp. (U.S.) 7.50% 2013                                                                    19,875           19,875
Smurfit Capital Funding PLC 6.75% 2005                                                                        3,175            3,199
JSG Funding PLC 9.625% 2012                                                                                   4,400            4,752
JSG Funding PLC 7.75% 2015                                                                              (euro)9,250           11,211
JSG Funding PLC 7.75% 2015(3)                                                                                $5,500            5,142
JSG Holdings PLC 11.50% 2015(7)                                                                        (euro)34,350           41,408
Owens-Illinois, Inc. 8.10% 2007                                                                            $  5,250            5,460
Owens-Illinois, Inc. 7.35% 2008                                                                               4,440            4,584
Owens-Brockway Glass Container Inc. 8.875% 2009                                                               9,425           10,108
Owens-Illinois, Inc. 7.50% 2010                                                                               2,000            2,070
Owens-Brockway Glass Container Inc. 7.75% 2011                                                               15,985           16,824
Owens-Brockway Glass Container Inc. 8.75% 2012                                                               22,225           24,392
Owens-Brockway Glass Container Inc. 8.25% 2013                                                                  900              956
Owens-Brockway Glass Container Inc. 6.75% 2014                                                            (euro)375              496
Associated Materials Inc. 9.75% 2012                                                                        $15,940           17,215
AMH Holdings, Inc. 0%/11.25% 2014(2)                                                                         54,450           38,115
Building Materials Corp. of America, Series B, 8.00% 2007                                                     3,150            3,244
Building Materials Corp. of America 8.00% 2008                                                                9,195            9,448
Building Materials Corp. of America 7.75% 2014                                                               32,735           32,899
Rhodia SA 8.00% 2010                                                                                   (euro)10,575           13,776
Rhodia SA 8.00% 2010                                                                                          2,000            2,605
Rhodia 10.25% 2010                                                                                          $25,365           27,775
Rhodia 8.875% 2011                                                                                              500              489
Graphic Packaging International, Inc. 8.50% 2011                                                             27,550           29,065
Graphic Packaging International, Inc. 9.50% 2013                                                             11,250           11,981
Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011                                                      29,875           33,460
Kappa Beheer BV 10.625% 2009                                                                           (euro)16,250           22,222
Kappa Beheer BV 12.50% 2009                                                                                   6,150            8,569
Ainsworth Lumber Co. Ltd. 7.25% 2012(3)                                                                     $12,675           12,485
Ainsworth Lumber Co. Ltd. 6.75% 2014                                                                         12,555           11,990
Ainsworth Lumber Co. Ltd. 6.75% 2014                                                                          4,400            4,202
United States Steel Corp. 10.75% 2008                                                                         4,571            5,280
United States Steel Corp. 9.75% 2010                                                                         20,923           23,277
Boise Cascade, LLC and Boise Cascade Finance Corp. 5.535% 2012(1,3)                                           4,665            4,782
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014(3)                                            21,875           22,258
Nalco Co. 7.75% 2011                                                                                         21,640           22,614
Nalco Co. 8.875% 2013                                                                                           925              994
Koppers Inc. 9.875% 2013                                                                                     19,775           22,148
Oregon Steel Mills, Inc. 10.00% 2009                                                                         19,274           20,960
Longview Fibre Co. 10.00% 2009                                                                               17,950           19,386
Earle M. Jorgensen Co. 9.75% 2012                                                                            17,840           19,356
Sino-Forest Corp. 9.125% 2011(3)                                                                             16,810           17,924
Sino-Forest Corp. 9.125% 2011                                                                                   825              880
Luscar Coal Ltd. 9.75% 2011                                                                                  12,715           14,050
Crompton Corp. 8.71% 2010(1)                                                                                  8,325            9,324
Crompton Corp. 9.875% 2012                                                                                    2,550            2,932
Ispat Inland ULC 9.75% 2014                                                                                   9,623           11,307
Peabody Energy Corp., Series B, 6.875% 2013                                                                   7,000            7,245
Peabody Energy Corp. 5.875% 2016                                                                              4,000            3,880
Steel Dynamics, Inc. 9.50% 2009                                                                               9,800           10,608
Graham Packaging Co., LP 9.875% 2014(3)                                                                       9,000            9,045
Tekni-Plex, Inc., Series B, 12.75% 2010                                                                      10,575            8,883
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014(2,3,8)                         1,627            1,147
BCP Caylux Holdings Luxembourg SCA 9.625% 2014(3,8)                                                           6,743            7,721
Rockwood Specialties Group, Inc. 7.50% 2014(3)                                                                  700              703
Rockwood Specialties Group, Inc. 7.625% 2014                                                            (euro)5,700            7,499
Ball Corp. 6.875% 2012                                                                                     $  7,500            7,772
Neenah Paper, Inc. 7.375% 2014(3)                                                                             7,000            6,755
Georgia Gulf Corp. 7.125% 2013                                                                                6,000            6,255
Allegheny Technologies, Inc. 8.375% 2011                                                                      5,000            5,375
Huntsman LLC 9.91% 2011(1,3)                                                                                    825              887
Huntsman LLC 11.50% 2012(3)                                                                                   3,264            3,835
AK Steel Corp. 7.75% 2012                                                                                     4,350            4,209
Norampac Inc. 6.75% 2013                                                                                      3,500            3,579
PQ Corp. 7.50% 2013(3)                                                                                        3,225            3,193
Airgas, Inc. 6.25% 2014                                                                                       2,500            2,506
Indah Kiat International Finance Co. BV 11.875% 2002(4)                                                       2,250            1,575
Indah Kiat Finance Mauritius Ltd. 10.00% 2007(5)                                                                125               68
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014(2)                                   1,800            1,368
AEP Industries Inc. 7.875% 2013(3)                                                                            1,000            1,009
Novelis, Inc. 7.25% 2015(3)                                                                                   1,000              985
Pindo Deli Finance Mauritius Ltd. 10.25% 2002(4)                                                              2,500              762
Pindo Deli Finance Mauritius Ltd. 10.75% 2007(5)                                                                550              168
APP International Finance Co. BV 11.75% 2005(5)                                                                 275              155
                                                                                                                           1,189,057

TELECOMMUNICATION SERVICES -- 11.67%
Qwest Capital Funding, Inc. 7.75% 2006                                                                       17,250           17,530
Qwest Capital Funding, Inc. 7.00% 2009                                                                       18,625           17,554
Qwest Capital Funding, Inc. 7.90% 2010                                                                       16,835           16,204
Qwest Services Corp. 13.50% 2010(3)                                                                          25,010           29,074
Qwest Capital Funding, Inc. 7.25% 2011                                                                        8,805            8,255
Qwest Corp. 9.125% 2012(3)                                                                                    3,600            3,933
Qwest Services Corp. 14.00% 2014(3)                                                                          26,600           32,252
U S WEST Capital Funding, Inc. 6.875% 2028                                                                    9,989            7,791
Qwest Capital Funding, Inc. 7.75% 2031                                                                        3,655            3,107
Crown Castle International Corp. 9.375% 2011                                                                 15,750           17,207
Crown Castle International Corp. 10.75% 2011                                                                 20,000           21,450
Crown Castle International Corp. 7.50% 2013                                                                  42,000           46,305
Crown Castle International Corp., Series B, 7.50% 2013                                                       33,300           36,713
Dobson Communications Corp. 10.875% 2010                                                                     28,025           24,942
Dobson Cellular Systems, Inc. 7.493% 2011(1,3)                                                                5,000            5,150
American Cellular Corp., Series B, 10.00% 2011                                                               57,575           53,257
Dobson Cellular Systems, Inc. 9.875% 2012(3)                                                                 20,375           20,884
Dobson Communications Corp. 8.875% 2013                                                                      19,775           15,622
Nextel Communications, Inc. 6.875% 2013                                                                      14,500           15,189
Nextel Communications, Inc. 7.375% 2015                                                                      74,675           79,249
American Tower Corp. 9.375% 2009                                                                              6,852            7,229
American Tower Corp. 7.25% 2011                                                                               5,425            5,628
American Tower Corp. 7.125% 2012                                                                             62,860           62,860
American Tower Corp. 7.50% 2012                                                                              18,300           18,666
Triton PCS, Inc. 8.75% 2011                                                                                  32,125           22,568
Triton PCS, Inc. 9.375% 2011                                                                                 48,010           34,207
Triton PCS, Inc. 8.50% 2013                                                                                  38,650           35,751
Nextel Partners, Inc. 12.50% 2009                                                                             3,587            3,964
Nextel Partners, Inc. 8.125% 2011                                                                            45,860           48,956
Nextel Partners, Inc. 8.125% 2011                                                                            16,000           17,080
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013                       32,555           36,136
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and
     Centennial Puerto Rico Operations Corp. 8.125% 2014(1)                                                  18,175           18,720
Rogers Wireless Inc. 7.25% 2012                                                                              15,925           16,323
Rogers Wireless Inc. 7.50% 2015                                                                              22,325           23,162
Rogers Cantel Inc. 9.75% 2016                                                                                 1,625            1,926
NTELOS Inc. 7.85% 2012(1)                                                                                    38,500           39,077
Cincinnati Bell Inc. 7.25% 2013                                                                              37,425           37,425
AT&T Corp. 9.05% 2011(1)                                                                                     29,275           33,410
SBA Communications Corp. 8.50% 2012(3)                                                                       27,515           28,616
Intelsat, Ltd. 7.805% 2012(1,3)                                                                               8,150            8,313
Intelsat, Ltd. 8.25% 2013(3)                                                                                 19,280           19,569
US Unwired Inc., Series B, 10.00% 2012                                                                       18,050           20,081
AirGate PCS, Inc. 9.375% 2009(3)                                                                             13,453           14,328
AirGate PCS, Inc. 9.375% 2009                                                                                 4,500            4,792
France Telecom 8.50% 2011(1)                                                                                 14,250           16,325
Western Wireless Corp. 9.25% 2013                                                                            12,750           14,599
Sprint Capital Corp. 6.375% 2009                                                                              9,320            9,853
Sprint Capital Corp. 6.90% 2019                                                                               2,500            2,714
AT&T Wireless Services, Inc. 8.125% 2012                                                                     10,000           11,698
Valor Communications Group Inc. 7.75% 2015(3)                                                                11,090           11,090
UbiquiTel Operating Co. 9.875% 2011                                                                           7,375            8,168
UbiquiTel Operating Co. 9.875% 2011(3)                                                                        1,850            2,049
SpectraSite, Inc. 8.25% 2010                                                                                  7,250            7,594
Millicom International Cellular SA 10.00% 2013(3)                                                             6,500            6,662
iPCS, Inc. 11.50% 2012                                                                                        5,875            6,639
PCCW-HKT Capital Ltd. 8.00% 2011(1,3)                                                                         4,750            5,379
Cellco Finance NV 12.75% 2005                                                                                 1,500            1,537
MetroPCS, Inc. 10.75% 2011                                                                                    1,000            1,025
GT Group Telecom Inc. 13.25% 2010(5,6)                                                                       11,000               --
                                                                                                                           1,135,787

INDUSTRIALS -- 7.47%
Allied Waste North America, Inc. 8.50% 2008                                                                  16,500           16,995
Allied Waste North America, Inc., Series B, 8.875% 2008                                                      16,750           17,399
Allied Waste North America, Inc., Series B, 6.50% 2010                                                       14,500           14,137
Allied Waste North America, Inc., Series B, 5.75% 2011                                                       13,700           12,535
Allied Waste North America, Inc., Series B, 6.125% 2014                                                      10,000            8,975
Allied Waste North America, Inc., Series B, 7.375% 2014                                                      16,950           15,425
Northwest Airlines, Inc. 8.875% 2006                                                                         20,090           17,077
Northwest Airlines, Inc. 8.70% 2007                                                                           1,600            1,168
Northwest Airlines, Inc. 9.875% 2007                                                                         20,425           15,319
Northwest Airlines, Inc. 7.875% 2008                                                                         19,750           12,344
Northwest Airlines, Inc. 10.00% 2009                                                                         23,205           14,619
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012(3)                                             35,820           38,327
H-Lines Finance Holding Corp. 0%/11.00% 2013(2,3)                                                            19,285           15,139
NTK Holdings, Inc. 0%/10.75% 2014(2,3)                                                                       33,610           18,065
THL Buildco, Inc. 8.50% 2014                                                                                 28,370           27,519
Terex Corp. 9.25% 2011                                                                                       22,150           24,254
Terex Corp., Class B, 10.375% 2011                                                                            7,700            8,412
Terex Corp. 7.375% 2014                                                                                      11,750           12,044
United Rentals (North America), Inc., Series B, 6.50% 2012                                                   28,925           28,274
United Rentals (North America), Inc. 7.75% 2013                                                               7,500            7,313
United Rentals (North America), Inc., Series B, 7.00% 2014                                                    3,000            2,760
Continental Airlines, Inc. 8.00% 2005                                                                        17,815           17,637
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.487% 2012                                             5,000            4,965
Continental Airlines, Inc., Series 2000-2, Class C, 8.312% 2012(8)                                            5,059            4,106
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017(8)                                            3,119            2,610
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022(8)                                          2,947            2,908
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022(8)                                            4,915            4,081
DRS Technologies, Inc. 6.875% 2013(3)                                                                        23,025           23,140
DRS Technologies, Inc. 6.875% 2013                                                                           12,880           12,944
Jacuzzi Brands, Inc. 9.625% 2010                                                                             31,255           34,537
Bombardier Capital Inc., Series A, 6.125% 2006(3)                                                            10,370           10,396
Bombardier Inc. 6.75% 2012(3)                                                                                11,600           10,353
Bombardier Inc. 6.30% 2014(3)                                                                                 2,000            1,690
Bombardier Inc. 7.45% 2034(3)                                                                                 5,000            4,100
Delta Air Lines, Inc. 7.70% 2005                                                                              3,000            2,445
Delta Air Lines, Inc. 8.00% 2007(3)                                                                          15,525            7,180
Delta Air Lines, Inc. 10.00% 2008                                                                            12,250            5,451
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 2010(8)                                                  2,500            1,408
Delta Air Lines, Inc., Series 2001-1, Class A-1, 6.619% 2011(8)                                               2,793            2,685
Delta Air Lines, Inc. 9.75% 2021                                                                              2,200              737
Delta Air Lines, Inc. 10.375% 2022                                                                            3,000            1,020
Delta Air Lines, Inc. 8.30% 2029                                                                             11,500            3,680
Dyncorp International LLC 9.50% 2013(3)                                                                      24,710           24,123
ACIH, Inc. 0%/11.50% 2012(2,3)                                                                               33,685           23,916
Goodman Global Holdings 5.76% 2012(1,3)                                                                      10,325           10,273
Goodman Global Holdings 7.875% 2012(3)                                                                       12,580           11,574
Argo-Tech Corp. 9.25% 2011                                                                                   16,850           18,198
Standard Aero Holdings, Inc. 8.25% 2014(3)                                                                   16,750           17,420
American Standard Inc. 8.25% 2009                                                                            10,190           11,497
American Standard Inc. 7.625% 2010                                                                            4,300            4,792
Accuride Corp. 8.50% 2015(3)                                                                                 15,215           14,987
TFM, SA de CV 10.25% 2007                                                                                     2,295            2,444
TFM, SA de CV 11.75% 2009                                                                                     9,600            9,648
TFM, SA de CV 12.50% 2012                                                                                     2,310            2,691
AGCO Corp. 9.50% 2008                                                                                         5,250            5,526
AGCO Corp. 6.875% 2014                                                                                  (euro)3,750            5,128
Kansas City Southern Railway Co. 9.50% 2008                                                                $  4,275            4,681
Kansas City Southern Railway Co. 7.50% 2009                                                                   5,615            5,755
K&F Acquisition, Inc. 7.75% 2014(3)                                                                          10,665           10,398
Synagro Technologies, Inc. 9.50% 2009                                                                         8,440            9,221
American Airlines, Inc. 10.15% 2006                                                                           3,000            2,880
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012                                                  2,500            2,306
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013                                                2,500            2,556
Esterline Technologies Corp. 7.75% 2013                                                                       7,000            7,315
Cummins Inc. 9.50% 2010                                                                                       5,550            6,147
UCAR Finance Inc. 10.25% 2012                                                                                 5,551            5,967
Tyco International Group SA 6.125% 2008                                                                       5,500            5,776
Builders FirstSource, Inc. 7.024% 2012(1,3)                                                                   5,400            5,346
WMX Technologies, Inc. 7.10% 2026                                                                             2,150            2,440
NMHG Holding Co. 10.00% 2009                                                                                  2,000            2,165
International Shipholding Corp., Series B, 7.75% 2007                                                         1,950            2,009
Park-Ohio Industries, Inc. 8.375% 2014(3)                                                                     2,075            1,945
United Air Lines, Inc. 9.00% 2003(4)                                                                          3,000              259
United Air Lines, Inc., 1991 Equipment Trust Certificates, Series A, 10.11% 2006(5,8)                         1,907              715
                                                                                                                             726,271

UTILITIES -- 6.37%
Southern California Edison, First and Refunding Mortgage Bonds, 8.00% 2007                                    1,216            1,295
Edison Mission Energy 10.00% 2008                                                                            26,300           29,357
Mission Energy Holding Co. 13.50% 2008                                                                       36,850           44,404
Edison Mission Energy 7.73% 2009                                                                             42,500           44,519
Edison Mission Energy 9.875% 2011                                                                            37,975           44,051
Midwest Generation, LLC, Series B, 8.56% 2016(8)                                                             25,350           28,344
Homer City Funding LLC 8.734% 2026(8)                                                                         9,490           11,032
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034                                                 19,250           21,560
AES Corp. 9.50% 2009                                                                                         28,507           31,322
AES Corp. 9.375% 2010                                                                                        11,469           12,702
AES Corp. 8.75% 2013(3)                                                                                      43,985           48,164
AES Gener SA 7.50% 2014                                                                                      28,850           28,506
AES Corp. 9.00% 2015(3)                                                                                      15,150           16,741
AES Red Oak, LLC, Series B, 9.20% 2029(8)                                                                     7,000            7,945
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011                                  6,200            6,913
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012                          3,000            3,060
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012                                  3,375            3,502
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013                                 29,605           33,380
Sierra Pacific Resources 8.625% 2014                                                                         15,500           16,585
Nevada Power Co., Series L, 5.875% 2015(3)                                                                    3,300            3,234
Dynegy Holdings Inc. 9.875% 2010(3)                                                                          18,950           20,395
Dynegy Holdings Inc. 10.125% 2013(3)                                                                         37,315           40,860
Drax Holdings Ltd., Series A-1, 7.418% 2015(1,3)                                                       (pound)4,127            7,830
Drax Holdings Ltd., Series A-2, unit, 8.918% 2015(1,3,9)                                                      4,746           21,324
Drax Holdings Ltd., Series B, 6.918% 2025(1,3,5)                                                              3,491            7,315
Texas Genco LLC and Texas Genco Financing Corp. 6.875% 2014(3)                                              $18,250           18,387
PSEG Energy Holdings Inc. 8.625% 2008                                                                        15,999           16,959
Enersis SA 7.375% 2014                                                                                       11,800           12,308
Duke Capital Corp. 4.37% 2009                                                                                 2,000            1,968
Duke Capital Corp. 7.50% 2009                                                                                 7,500            8,271
FPL Energy American Wind, LLC 6.639% 2023(3,8)                                                                8,170            8,730
Electricidad de Caracas Finance BV 10.25% 2014(3)                                                             7,480            7,667
NRG Energy, Inc. 8.00% 2013(3)                                                                                6,257            6,648
TNP Enterprises, Inc., Series B, 10.25% 2010                                                                  4,250            4,494
                                                                                                                             619,772

                                                                                                   Principal amount     Market value
Bonds & notes                                                                                                 (000)            (000)

CONSUMER STAPLES -- 5.64%
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B, 9.50% 2010                      $16,750        $  18,341
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B, 10.75% 2011                      17,825           19,875
Burns Philp Capital Pty Ltd., Series B, 9.75% 2012                                                           59,022           64,629
Koninklijke Ahold NV 5.875% 2008                                                                        (euro)5,750            7,882
Ahold Finance U.S.A., Inc. 6.25% 2009                                                                       $37,070           37,904
Ahold Finance U.S.A., Inc. 8.25% 2010                                                                        18,220           20,088
Ahold Finance U.S.A., Inc. 6.50% 2017                                                                  (pound)1,375            2,521
Ahold Lease Pass Through Trust, Series 2001-A-1, 7.82% 2020(8)                                             $  1,864            1,938
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025(8)                                                7,500            8,175
Rite Aid Corp. 9.50% 2011                                                                                       475              506
Rite Aid Corp. 6.875% 2013                                                                                   30,300           28,331
Rite Aid Corp. 9.25% 2013                                                                                    11,750           11,750
Rite Aid Corp. 7.50% 2015(3)                                                                                  7,000            6,755
Rite Aid Corp. 7.70% 2027                                                                                    11,780            9,777
Rite Aid Corp. 6.875% 2028                                                                                    8,000            6,240
Jean Coutu Group (PJC) Inc. 7.625% 2012                                                                       2,375            2,434
Jean Coutu Group (PJC) Inc. 8.50% 2014                                                                       60,025           58,599
Delhaize America, Inc. 8.125% 2011                                                                           23,645           26,400
Delhaize America, Inc. 9.00% 2031                                                                            10,000           12,199
Pathmark Stores, Inc. 8.75% 2012                                                                             29,810           29,139
Rayovac Corp. 7.375% 2015(3)                                                                                 28,335           27,272
Playtex Products, Inc. 8.00% 2011                                                                            14,625           15,832
Playtex Products, Inc. 9.375% 2011                                                                            9,750           10,189
Gold Kist Inc. 10.25% 2014                                                                                   21,141           24,206
Stater Bros. Holdings Inc. 6.51% 2010(1)                                                                      5,450            5,423
Stater Bros. Holdings Inc. 8.125% 2012                                                                       14,150           13,726
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012                                              18,450           19,096
Constellation Brands, Inc. 8.125% 2012                                                                       16,000           17,200
Winn-Dixie Stores, Inc. 8.875% 2008(5)                                                                       18,675           10,458
Winn-Dixie Pass Through Trust, Series 1999-1, Class A-1, 7.803% 2017(3,8,10)                                  3,045            2,301
Del Monte Corp., Series B, 8.625% 2012                                                                       10,550           11,473
Duane Reade Inc. 7.51% 2010(1,3)                                                                              6,000            6,090
WH Holdings (Cayman Islands) Ltd. and WH Capital Corp. 9.50% 2011                                             5,280            5,729
Dole Food Co., Inc. 8.875% 2011                                                                               5,210            5,627
Great Atlantic & Pacific Tea Co., Inc. 9.125% 2011                                                              300              296
                                                                                                                             548,401

INFORMATION TECHNOLOGY -- 4.19%
Sanmina-SCI Corp. 10.375% 2010                                                                               51,750           58,219
Sanmina-SCI Corp. 6.75% 2013(3)                                                                              11,500           10,839
Electronic Data Systems Corp. 7.125% 2009                                                                    16,800           18,075
Electronic Data Systems Corp., Series B, 6.50% 2013(1)                                                       41,040           42,038
Solectron Corp., Series B, 7.375% 2006                                                                        8,895            9,117
Solectron Corp. 9.625% 2009                                                                                  38,400           41,568
Micron Technology, Inc. 6.50% 2005(3)                                                                        40,714           40,511
Xerox Corp. 9.75% 2009                                                                                        2,000            2,265
Xerox Corp. 7.125% 2010                                                                                      22,750           23,632
Xerox Corp. 7.625% 2013                                                                                       5,000            5,250
Nortel Networks Ltd. 6.125% 2006                                                                             24,575           24,759
Semiconductor Note Participation Trust 10.00% 2011(3)                                                        14,418           23,899
Lucent Technologies Inc. 7.25% 2006                                                                          15,000           15,413
Lucent Technologies Inc. 5.50% 2008                                                                           8,500            8,351
Motorola, Inc. 8.00% 2011                                                                                     8,025            9,300
Motorola, Inc. 7.50% 2025                                                                                     2,000            2,299
Motorola, Inc. 5.22% 2097                                                                                     4,550            3,661
Jabil Circuit, Inc. 5.875% 2010                                                                              14,750           15,248
Viasystems, Inc. 10.50% 2011                                                                                 14,040           13,970
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 6.26% 2011(1,3)                            5,425            5,588
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 6.875% 2011(3)                             5,450            5,532
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.00% 2014(3)                              2,500            2,569
Freescale Semiconductor, Inc. 6.875% 2011                                                                     9,875           10,208
Amkor Technology, Inc. 9.25% 2008                                                                             2,975            2,856
Amkor Technology, Inc. 7.75% 2013                                                                             5,250            4,436
Iron Mountain Inc. 7.75% 2015                                                                                 5,000            4,963
Hyundai Semiconductor America, Inc. 8.625% 2007(3)                                                            2,600            2,683
Exodus Communications, Inc. 11.625% 2010(5,6)                                                                 3,824                0
                                                                                                                             407,249

ENERGY -- 4.17%
Port Arthur Finance Corp. 12.50% 2009(8)                                                                      1,574            1,834
Premcor Refining Group Inc. 9.25% 2010                                                                       12,675           14,006
Premcor Refining Group Inc. 6.125% 2011                                                                       4,000            4,000
Premcor Refining Group Inc. 6.75% 2011                                                                       24,675           25,354
Premcor Refining Group Inc. 7.75% 2012                                                                       33,650           34,912
Premcor Refining Group Inc. 9.50% 2013                                                                       22,350           25,088
Premcor Refining Group Inc. 6.75% 2014                                                                        5,000            5,025
Premcor Refining Group Inc. 7.50% 2015                                                                       26,900           27,774
Petrozuata Finance, Inc., Series B, 8.22% 2017(3,8)                                                          45,190           42,705
Petrozuata Finance, Inc., Series B, 8.22% 2017(8)                                                             6,185            5,845
Newfield Exploration Co., Series B, 7.45% 2007                                                                1,750            1,829
Newfield Exploration Co. 7.625% 2011                                                                          3,500            3,780
Newfield Exploration Co. 8.375% 2012                                                                         23,500           25,498
Newfield Exploration Co. 6.625% 2014                                                                         14,575           14,830
General Maritime Corp. 10.00% 2013                                                                           40,700           45,482
Williams Companies, Inc. 6.75% 2009(3)                                                                        2,000            2,045
Williams Companies, Inc. 8.125% 2012                                                                          3,000            3,300
Williams Companies, Inc. 8.75% 2032                                                                          19,850           23,671
Ultrapetrol Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014(3)                                         30,130           28,172
Overseas Shipholding Group, Inc. 8.25% 2013                                                                  15,010           16,136
Overseas Shipholding Group, Inc. 8.75% 2013                                                                   8,055            9,062
Teekay Shipping Corp. 8.875% 2011                                                                            19,945           22,338
American Commercial Lines Inc. 9.50% 2015(3)                                                                 19,090           19,806
Pemex Project Funding Master Trust 7.875% 2009                                                                1,400            1,517
Pemex Project Funding Master Trust 8.625% 2022                                                                1,170            1,332
Tengizchevroil Finance Co. S.ar.l., Series A, 6.124% 2014(3,8)                                                  750              746
                                                                                                                             406,087

HEALTH CARE -- 3.88%
Tenet Healthcare Corp. 6.375% 2011                                                                           30,260           28,066
Tenet Healthcare Corp. 7.375% 2013                                                                           12,590           11,929
Tenet Healthcare Corp. 9.875% 2014                                                                           38,700           40,442
Tenet Healthcare Corp. 9.25% 2015(3)                                                                         10,500           10,526
Quintiles Transnational Corp. 10.00% 2013                                                                    47,775           53,986
Pharma Services Intermediate Holding Corp. 0%/11.50% 2014(2,3)                                               22,600           16,046
Columbia/HCA Healthcare Corp. 6.91% 2005                                                                      3,250            3,287
Columbia/HCA Healthcare Corp. 7.00% 2007                                                                      7,755            8,075
HCA Inc. 5.50% 2009                                                                                          28,250           28,075
HCA -- The Healthcare Co. 8.75% 2010                                                                          6,660            7,523
HCA -- The Healthcare Co. 7.875% 2011                                                                         1,250            1,359
Concentra Operating Corp. 9.50% 2010                                                                         24,600           26,445
Concentra Operating Corp. 9.125% 2012                                                                         9,025            9,612
Warner Chilcott Corp. 8.75% 2015(3)                                                                          29,075           29,366
Health Net, Inc. 9.875% 2011(1)                                                                              20,845           24,847
Team Health, Inc. 9.00% 2012                                                                                 23,175           22,769
MedCath Holdings Corp. 9.875% 2012                                                                           13,950           15,066
Triad Hospitals, Inc. 7.00% 2012                                                                             11,750           11,926
American Medical Response, Inc. and EmCare Holdings, Inc. 10.00% 2015(3)                                      7,600            7,942
Medical Device Manufacturing, Inc. 10.00% 2012                                                                7,250            7,794
Universal Hospital Services, Inc., Series B, 10.125% 2011                                                     5,000            5,150
HealthSouth Corp. 7.375% 2006                                                                                 5,000            4,963
Cardinal Health, Inc. 6.25% 2008                                                                              2,000            2,084
                                                                                                                             377,278

FINANCIALS -- 2.79%
Host Marriott, LP, Series G, 9.25% 2007                                                                       1,725            1,854
Host Marriott, LP, Series I, 9.50% 2007                                                                       2,050            2,173
Host Marriott, LP, Series M, 7.00% 2012                                                                      16,450           16,368
Host Marriott, LP, Series K, 7.125% 2013                                                                     17,200           17,157
Host Marriott Corp., Series N, 6.375% 2015(3)                                                                 1,750            1,680
LaBranche & Co Inc. 9.50% 2009                                                                               29,200           29,492
LaBranche & Co Inc. 11.00% 2012                                                                               6,000            6,390
Rouse Co. 3.625% 2009                                                                                        12,415           11,626
Rouse Co. 7.20% 2012                                                                                         12,370           13,301
Rouse Co. 5.375% 2013                                                                                         3,715            3,561
iStar Financial, Inc. 7.00% 2008                                                                              2,375            2,518
iStar Financial, Inc. 8.75% 2008                                                                              1,714            1,919
iStar Financial, Inc., Series B, 4.875% 2009                                                                  2,000            1,976
iStar Financial, Inc. 6.00% 2010                                                                              9,600            9,908
iStar Financial, Inc., Series B, 5.70% 2014                                                                   2,500            2,471
MBNA Corp. 5.625% 2007                                                                                       10,000           10,256
MBNA Capital A, Series A, 8.278% 2026                                                                         7,500            8,178
Kazkommerts International BV 8.50% 2013(3)                                                                    7,000            7,105
Kazkommerts International BV 8.50% 2013                                                                       1,500            1,523
Kazkommerts International BV 7.875% 2014(3)                                                                  10,000            9,775
Providian Financial Corp., Series A, 9.525% 2027(3)                                                          15,000           15,900
Crescent Real Estate LP 7.50% 2007                                                                           12,320           12,782
Capital One Financial Corp. 8.75% 2007                                                                        6,400            6,887
Capital One Financial Corp. 7.125% 2008                                                                       5,000            5,336
TuranAlem Finance BV 7.875% 2010                                                                             10,000            9,925
TuranAlem Finance BV 8.50% 2015(3)                                                                            2,280            2,252
Advanta Capital Trust I, Series B, 8.99% 2026                                                                12,000           11,730
FelCor Lodging LP 9.00% 2011(1)                                                                               9,155            9,887
Fairfax Financial Holdings Ltd. 7.75% 2012                                                                    8,725            8,463
UFJ Finance Aruba AEC 6.75% 2013                                                                              6,745            7,273
Chevy Chase Bank, FSB 6.875% 2013                                                                             5,500            5,720
Sovereign Capital Trust I 9.00% 2027                                                                          5,000            5,530
Mangrove Bay Pass Through Trust 6.102% 2033(1,3,8)                                                            5,000            4,975
BankUnited Capital Trust, BankUnited Financial Corp. 10.25% 2026                                              4,500            4,973
Korea First Bank 7.267% 2034(1,3)                                                                               870              988
                                                                                                                             271,852

NON-U.S. GOVERNMENT BONDS & NOTES -- 4.41%
Brazil (Federal Republic of), Debt Conversion Bond, Series L, Bearer, 3.125% 2012(1)                          5,735            5,406
Brazil (Federal Republic of) Global 10.25% 2013                                                              26,500           28,951
Brazil (Federal Republic of) Bearer 8.00% 2014(7)                                                             7,200            7,150
Brazil (Federal Republic of) Global 10.50% 2014                                                               3,000            3,308
Brazil (Federal Republic of) Global 8.875% 2024                                                               1,895            1,807
Brazil (Federal Republic of) Global 11.00% 2040                                                              27,610           30,764
Russian Federation 8.25% 2010                                                                                 6,000            6,478
Russian Federation 8.25% 2010(3)                                                                              5,000            5,398
Russian Federation 12.75% 2028                                                                                8,000           13,115
Russian Federation 5.00% 2030(1)                                                                             32,365           33,417
Argentina (Republic of) 3.01% 2012(1)                                                                        36,580           30,869
Argentina (Republic of) 5.83% 2033(7,11)                                                                 ARP 21,680            6,678
Argentina (Republic of) 0.63% 2038(1,11)                                                                    103,914           12,388
Turkey (Republic of) Treasury Bill 0% 2005                                                               TRY 15,000            9,958
Turkey (Republic of) Treasury Bill 0% 2005                                                                   11,000            7,670
Turkey (Republic of) Treasury Bill 0% 2006                                                                   10,000            6,019
Turkey (Republic of) 20.00% 2007                                                                             23,983           18,658
Turkey (Republic of) 15.00% 2010                                                                             10,262            7,455
United Mexican States Government, Series M10, 10.50% 2011                                                MXP 12,320            1,140
United Mexican States Government Eurobonds, Global 7.50% 2012                                                $1,450            1,604
United Mexican States Government Global 6.375% 2013                                                           6,000            6,240
United Mexican States Government, Series MI10, 8.00% 2013                                                MXP 75,300            5,870
United Mexican States Government Global 11.375% 2016                                                         $6,751            9,654
United Mexican States Government Global 8.125% 2019                                                           1,663            1,910
United Mexican States Government, Series M20, 8.00% 2023                                                MXP 149,736           10,486
United Mexican States Government Global 8.30% 2031                                                           $3,020            3,465
United Mexican States Government Global 7.50% 2033                                                            2,285            2,428
Columbia (Republic of) Global 11.75% 2010                                                            COP 24,923,000           10,546
Colombia (Republic of) Global 10.00% 2012                                                                    $1,500            1,628
Colombia (Republic of) Global 10.75% 2013                                                                     8,550            9,597
Colombia (Republic of) Global 12.00% 2015                                                             COP 8,770,000            3,543
Colombia (Republic of) Global 11.75% 2020                                                                  $  4,000            4,780
Colombia (Republic of) Global 10.375% 2033                                                                      700              746
Panama (Republic of) Global 10.75% 2020                                                                         415              517
Panama (Republic of) Global 9.375% 2023                                                                      18,708           21,047
Panama (Republic of) Global 8.875% 2027                                                                       6,500            7,020
Peru (Republic of) 9.125% 2012                                                                                4,909            5,547
Peru (Republic of) 9.875% 2015                                                                                7,500            8,700
Peru (Republic of) 8.375% 2016                                                                                2,500            2,613
Peru (Republic of) Past Due Interest Eurobond 5.00% 2017(1)                                                     370              351
Venezuela (Republic of) 10.75% 2013                                                                           6,000            6,690
Venezuela (Republic of) 9.25% 2027                                                                            4,630            4,609
Venezuela (Republic of) 9.375% 2034                                                                           3,000            2,978
Indonesia (Republic of) 13.15% 2010                                                                  IDR 57,225,000            6,796
Indonesia (Republic of) 10.00% 2011                                                                      15,000,000            1,591
Indonesia (Republic of) 13.45% 2011                                                                      24,105,000            2,925
Indonesia (Republic of) 6.75% 2014(3)                                                                        $1,250            1,241
Ukraine Government 7.65% 2013(3)                                                                              7,400            7,955
Ukraine Government 7.65% 2013                                                                                 3,000            3,225
Dominican Republic 9.50% 2006(3)                                                                              3,130            2,911
Dominican Republic 9.50% 2006                                                                                 1,250            1,163
Dominican Republic 9.04% 2013(3)                                                                              6,095            5,592
Dominican Republic 3.50% 2024(1)                                                                                500              424
State of Qatar 9.75% 2030                                                                                     3,500            5,053
Ecuador (Republic of) 8.00% 2030(1)                                                                           5,550            4,967
Aries Vermogensverwaltungs GmbH, Series C, 9.60% 2014(3)                                                      4,000            4,830
Guatemala (Republic of) 10.25% 2011(3)                                                                        1,000            1,166
Guatemala (Republic of) 10.25% 2011                                                                           1,000            1,166
Guatemala (Republic of) 9.25% 2013(3)                                                                         1,500            1,703
Banque Centrale de Tunisie 7.375% 2012                                                                        3,500            3,894
El Salvador (Republic of) 7.75% 2023(3)                                                                       2,775            3,025
Lebanon (Republic of) 11.625% 2016                                                                              195              220
                                                                                                                             429,045

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES -- 0.78%
U.S. Treasury 5.75% 2005                                                                                     14,000           14,214
U.S. Treasury 3.25% 2007                                                                                      5,000            4,933
U.S. Treasury 6.625% 2007                                                                                    25,000           26,418
U.S. Treasury 4.75% 2008                                                                                     10,000           10,241
Freddie Mac 4.25% 2005                                                                                       20,000           20,049
                                                                                                                              75,855

MUNICIPALS -- 0.40%
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement
        Asset-backed Bonds, 6.125% 2027                                                                      25,500           25,911
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2003, 4.375% 2019                                                                                 4,000            4,003
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2003, 6.125% 2024                                                                                 5,000            5,080
State of Louisiana, Tobacco Settlement Authority, Asset-backed Bonds, Series 2001-B, 5.50% 2030               4,500            4,401
                                                                                                                              39,395

ASSET-BACKED OBLIGATIONS -- 0.23%(8)
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007(3)          16,500           17,043
Mediterranean Re PLC, Class B, 8.67% 2005(1,3)                                                                5,000            5,090
                                                                                                                              22,133


TOTAL BONDS & NOTES (COST: $8,470,915,000)                                                                                 8,697,273


                                                                                                          Shares or     Market value
Convertible securities -- 2.93%                                                                    principal amount            (000)

CONSUMER DISCRETIONARY -- 1.08%
Amazon.com, Inc. 6.875% PEACS convertible subordinated notes 2010                                  (euro)42,233,000        $  55,700
Amazon.com, Inc. 4.75% convertible subordinated debentures 2009                                        $  8,825,000            8,781
Six Flags, Inc. 7.25% PIERS convertible preferred 2009                                                    1,000,000           20,250
General Motors Corp., Series B, 5.25% convertible senior debentures 2032                                $12,500,000            9,340
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032                           160,600            7,282
Gray Communications Systems, Inc., Series C, 8.00% convertible preferred 2012(3,6,7)                            300            3,447
                                                                                                                             104,800

INFORMATION TECHNOLOGY -- 0.87%
Celestica Inc. 0% convertible debentures 2020                                                          $ 32,625,000           18,474
Fairchild Semiconductor Corp. 5.00% convertible notes 2008                                             $ 17,850,000           18,118
Micron Technology, Inc. 2.50% convertible note 2010                                                    $  5,000,000            5,194
Micron Technology, Inc. 2.50% convertible notes 2010(3)                                                $  8,000,000            8,310
Conexant Systems, Inc. 4.00% convertible subordinated notes 2007                                       $ 14,700,000           12,991
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007                                       $ 12,000,000           11,625
Amkor Technology, Inc. 5.75% convertible notes 2006                                                    $  6,800,000            6,477
LSI Logic Corp. 4.00% convertible notes 2006                                                           $  3,000,000            2,974
                                                                                                                              84,163

FINANCIALS -- 0.31%
Providian Financial Corp. 3.25% convertible debentures 2005                                              20,000,000           20,075
Equity Office Properties Trust, Series B, 5.25% convertible preferred 2008                                  200,000           10,174
                                                                                                                              30,249

TELECOMMUNICATION SERVICES -- 0.31%
American Tower Corp. 5.00% convertible debentures 2010                                                  $25,925,000           25,763
Dobson Communications Corp., Series F, 6.00% convertible preferred(3)                                        57,760            4,447
                                                                                                                              30,210

UTILITIES -- 0.22%
AES Trust VII 6.00% convertible preferred 2008                                                              439,925           21,556


INDUSTRIALS -- 0.14%
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031(3)                                           180,000           13,835


TOTAL CONVERTIBLE SECURITIES (COST: $240,625,000)                                                                            284,813


Warrants -- 0.09%                                                                                             Shares

TELECOMMUNICATION SERVICES -- 0.09%
American Tower Corp., warrants, expire 2008(3,12)                                                            38,250            8,721
XO Communications, Inc., Series A, warrants, expire 2010(12)                                                 37,767               13
XO Communications, Inc., Series B, warrants, expire 2010(12)                                                 28,325                7
XO Communications, Inc., Series C, warrants, expire 2010(12)                                                 28,325                5
KMC Telecom Holdings, Inc., warrants, expire 2008(3,6,12)                                                    22,500                0
GT Group Telecom Inc., warrants, expire 2010(3,6,12)                                                         11,000                0
Allegiance Telecom, Inc., warrants, expire 2008(3,6,12)                                                       5,000                0
                                                                                                                               8,746

INDUSTRIALS -- 0.00%
Protection One, Inc., warrants, expire 2005(3,6,12)                                                          30,400               --


Total warrants (cost: $1,233,000)                                                                                              8,746


Preferred stocks -- 2.67%

FINANCIALS -- 2.35%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred(1,3)                                    61,565,000           70,203
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred(1,3)                              51,675,000           57,444
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities(3)                    1,125,000           30,586
Swire Pacific Offshore Financing Ltd. 9.33% cumulative guaranteed perpetual preferred
        capital securities(3)                                                                               546,648           14,759
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred(1,3)                            29,963,000           34,216
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred(1,3)                                         8,480,000            9,553
Fannie Mae, Series O, 7.00% preferred 2007(3)                                                               150,000            8,334
Chevy Chase Preferred Capital Corp., Series A, 10.375% exchangeable preferred                                55,994            3,270
                                                                                                                             228,365

TELECOMMUNICATION SERVICES -- 0.26%
Dobson Communications Corp. 13.00% senior exchangeable preferred 2009                                        35,187           23,927
Dobson Communications Corp. 12.25% senior exchangeable preferred 2008(7)                                      2,000            1,360
XO Communications, Inc. 14.00% preferred 2009(6,7,12)                                                            40                0
                                                                                                                              25,287
CONSUMER DISCRETIONARY -- 0.00%
Adelphia Communications Corp., Series B, 13.00% preferred 2009(12)                                           36,196              118

CONSUMER STAPLES -- 0.00%
Great Atlantic & Pacific Tea Co., Inc. 9.375% QUIBS preferred 2039                                           18,500              439

INFORMATION TECHNOLOGY -- 0.00%
ZiLOG, Inc. -- MOD III Inc., units(6,13)                                                                      1,868                0

MISCELLANEOUS -- 0.06%
Other preferred stocks in initial period of acquisition                                                                        5,364

TOTAL PREFERRED STOCKS (COST: $224,594,000)                                                                                  259,573


Common stocks-- 0.98%

TELECOMMUNICATION SERVICES -- 0.48%
Nextel Communications, Inc., Class A(12)                                                                    613,418           17,433
NTELOS Inc.(3,6,12)                                                                                         399,154           15,767
Dobson Communications Corp., Class A(3,12)                                                                5,754,785           11,625
VersaTel Telecom International NV(12)                                                                       779,280            1,747
Cincinnati Bell Inc.(12)                                                                                     70,740              301
XO Communications, Inc.(12)                                                                                  18,882               47
                                                                                                                              46,920

FINANCIALS -- 0.21%
Federal Realty Investment Trust                                                                             327,000           15,811
Equity Office Properties Trust                                                                              150,000            4,519
                                                                                                                              20,330

INFORMATION TECHNOLOGY -- 0.14%
Fairchild Semiconductor International, Inc.(12)                                                             500,000            7,665
ZiLOG, Inc.(12,13)                                                                                        1,140,500            5,874
                                                                                                                              13,539

CONSUMER DISCRETIONARY -- 0.09%
Emmis Communications Corp., Class A(12)                                                                     201,000            3,863
Viacom Inc., Class B, nonvoting                                                                              63,225            2,202
Clear Channel Communications, Inc.                                                                           51,012            1,758
Radio One, Inc., Class D, nonvoting(12)                                                                      44,000              649
Radio One, Inc., Class A(12)                                                                                 22,000              323
                                                                                                                               8,795

INDUSTRIALS -- 0.06%
Delta Air Lines, Inc.(3,12)                                                                                 766,165            3,103
DigitalGlobe Inc.(3,6,12)                                                                                 3,064,647            3,065
                                                                                                                               6,168

HEALTH CARE -- 0.00%
Clarent Hospital Corp.(6,12,13)                                                                             576,849              288


TOTAL COMMON STOCKS (COST: $131,815,000)                                                                                      96,040

                                                                                                   Principal amount     Market value
Short-term securities -- 2.50%                                                                                (000)            (000)

Variable Funding Capital Corp. 2.58%-2.75% due 4/4-4/22/2005(3,14)                                         $75,000      $     74,944
Preferred Receivables Funding Corp. 2.79% due 4/26/2005(3,14)                                                36,800           36,726
Park Avenue Receivables Co., LLC 2.74% due 4/14/2005(3)                                                      31,400           31,367
Gannett Co. 2.57%-2.64% due 4/19-5/6/2005(3,14)                                                              62,000           61,904
BellSouth Corp. 2.60% due 4/8/2005(3)                                                                        13,500           13,492
Ranger Funding Co. LLC 2.66% due 4/5/2005(3)                                                                 12,000           11,996
Freddie Mac 2.66% due 5/2/2005(14)                                                                            5,700            5,686
Clipper Receivables Co., LLC 2.82% due 5/16/2005(3,14)                                                        5,200            5,181
Triple-A One Funding Corp. 2.59% due 4/8/2005(3)                                                              2,000            1,999

TOTAL SHORT-TERM SECURITIES (COST: $243,295,000)                                                                             243,295


TOTAL INVESTMENT SECURITIES (COST: $9,312,477,000)                                                                         9,589,740
OTHER ASSETS LESS LIABILITIES                                                                                                139,884

NET ASSETS                                                                                                                $9,729,624



 "Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1)  Coupon rate may change periodically.

(2)  Step bond; coupon rate will increase at a later date.

(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $2,104,806,000, which represented 21.63% of the net assets of the fund.

(4) Company did not make principal payment upon scheduled maturity date; reorganization pending.

(5) Company not making scheduled interest payments; bankruptcy proceedings pending.

(6) Valued under fair value procedures adopted by authority of the Board of Trustees.

(7) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

(8) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.

(9) This unit also contains 895,000 par of Drax Holdings Ltd., Class A-3, 9.918% 2020 and 895,000 shares of Drax Holdings Ltd. common stock.

(10) Scheduled interest payments not made; reorganization pending. (11) This security has been authorized but has not yet been issued. (12) Security did not produce income during the last 12 months.

(13) Represents an affiliated company as defined under the Investment Company Act of 1940.

(14) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.



ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Nominating and Governance Committee comprised solely of persons who are not considered "interested persons" of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating and Governance Committee of the Registrant, c/o the Registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Nominating and Governance Committee.


ITEM 11 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12 - Exhibits

(a) (1) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(a) (2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                           AMERICAN HIGH-INCOME TRUST



By /s/ David C. Barclay
-----------------------------------
David C. Barclay, President and PEO

Date: June 8, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ David C. Barclay
-----------------------------------
David C. Barclay, President and PEO

Date: June 8, 2005



By /s/ Susi M. Silverman
------------------------------------
Susi M. Silverman, Treasurer and PFO

Date: June 8, 2005